UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)
Lyrical U.S. Value Equity Fund

Institutional Class (LYRIX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.99%

How did the Fund perform during the reporting period?

     Given the market environment during the reporting period, we believe the Fund performed well. The S&P 500® Index (the "S&P 500®") returns were driven by a small number of mega cap growth stocks. These few stocks inflated the index return so much that it outperformed the S&P 500® Equal Weight Index by 11.0 percentage points. While we underperformed the S&P 500®, we outperformed the S&P 500® Equal Weight by 3.2 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 69%, Flex Ltd (FLEX) up 52%, and HCA Healthcare, Inc. (HCA) up 57%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, Corpay, Inc. (CPAY) down 22%, and Fidelity National Information Services, Inc. (FIS) down 21%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.2 times next twelve months consensus earnings at period end. On this same basis the S&P 500® had a valuation of 22.4 times earnings, a premium of 84% to the Fund.

How has the Fund performed over the last 10 years?

Total Return Based on $100,000 Investment

Lyrical U.S. Value Equity Fund - Institutional Class - $261,599
S&P 500® Index - $391,753
$400,000
$300,000
$200,000
$100,000
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Lyrical U.S. Value Equity Fund - Institutional Class	S&P 500® Index
Nov-2015	$100,000	$100,000
Nov-2016	$110,731	$108,058
Nov-2017	$134,757	$132,775
Nov-2018	$122,597	$141,106
Nov-2019	$129,099	$163,838
Nov-2020	$135,759	$192,438
Nov-2021	$177,082	$246,168
Nov-2022	$165,024	$223,496
Nov-2023	$182,586	$254,427
Nov-2024	$243,994	$340,656
Nov-2025	$261,599	$391,753

Average Annual Total Returns

	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Institutional Class	7.21%	14.02%	10.09%
S&P 500® Index	15.00%	15.28%	14.63%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,117,612,636
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers & recoupments)$9,249,996
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
35.5%
Financials
15.3%
Health Care
12.1%
Communications
10.7%
Consumer Discretionary
9.7%
Industrials
7.8%
Utilities
6.7%
Money Market Funds
2.2%
Materials
1.9%
Liabilities in Excess of Other Assets
-1.9%

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Materials	1.9%
Money Market Funds	2.2%
Utilities	6.7%
Industrials	7.8%
Consumer Discretionary	9.7%
Communications	10.7%
Health Care	12.1%
Financials	15.3%
Technology	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	6.7%
Expedia Group, Inc.	6.3%
Johnson Controls International plc	5.1%
HCA Healthcare, Inc.	5.1%
Flex Ltd.	4.9%
eBay, Inc.	4.8%
AerCap Holdings N.V.	4.8%
Uber Technologies, Inc.	4.4%
NetApp, Inc.	4.3%
SS&C Technologies Holdings, Inc.	4.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Lyrical U.S. Value Equity Fund - Institutional Class (LYRIX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-LYRIX

Lyrical U.S. Value Equity Fund

Investor Class (LYRBX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.24%

How did the Fund perform during the reporting period?

     Given the market environment during the reporting period, we believe the Fund performed well. The S&P 500® Index (the "S&P 500®") returns were driven by a small number of mega cap growth stocks. These few stocks inflated the index return so much that it outperformed the S&P 500® Equal Weight Index by 11.0 percentage points. While we underperformed the S&P 500®, we outperformed the S&P 500® Equal Weight by 3.2 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 69%, Flex Ltd (FLEX) up 52%, and HCA Healthcare, Inc. (HCA) up 57%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, Corpay, Inc. (CPAY) down 22%, and Fidelity National Information Services, Inc. (FIS) down 21%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.2 times next twelve months consensus earnings at period end. On this same basis the S&P 500® had a valuation of 22.4 times earnings, a premium of 84% to the Fund.

How has the Fund performed over the last 10 years?

Total Return Based on $10,000 Investment

Lyrical U.S. Value Equity Fund - Investor Class - $25,443
S&P 500® Index - $39,175
$40,000
$30,000
$20,000
$10,000
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Lyrical U.S. Value Equity Fund - Investor Class	S&P 500® Index
Nov-2015	$10,000	$10,000
Nov-2016	$11,036	$10,806
Nov-2017	$13,389	$13,277
Nov-2018	$12,144	$14,111
Nov-2019	$12,737	$16,384
Nov-2020	$13,367	$19,244
Nov-2021	$17,390	$24,617
Nov-2022	$16,168	$22,350
Nov-2023	$17,846	$25,443
Nov-2024	$23,789	$34,066
Nov-2025	$25,443	$39,175

Average Annual Total Returns

	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Investor Class	6.95%	13.74%	9.79%
S&P 500® Index	15.00%	15.28%	14.63%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,117,612,636
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers & recoupments)$9,249,996
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Materials	1.9%
Money Market Funds	2.2%
Utilities	6.7%
Industrials	7.8%
Consumer Discretionary	9.7%
Communications	10.7%
Health Care	12.1%
Financials	15.3%
Technology	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	6.7%
Expedia Group, Inc.	6.3%
Johnson Controls International plc	5.1%
HCA Healthcare, Inc.	5.1%
Flex Ltd.	4.9%
eBay, Inc.	4.8%
AerCap Holdings N.V.	4.8%
Uber Technologies, Inc.	4.4%
NetApp, Inc.	4.3%
SS&C Technologies Holdings, Inc.	4.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Lyrical U.S. Value Equity Fund - Investor Class (LYRBX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-LYRBX

Lyrical U.S. Value Equity Fund

A Class (LYRAX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$128	1.24%

How did the Fund perform during the reporting period?

     Given the market environment during the reporting period, we believe the Fund performed well. The S&P 500® Index (the "S&P 500®") returns were driven by a small number of mega cap growth stocks. These few stocks inflated the index return so much that it outperformed the S&P 500® Equal Weight Index by 11.0 percentage points. While we underperformed the S&P 500®, we outperformed the S&P 500® Equal Weight by 3.2 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 69%, Flex Ltd (FLEX) up 52%, and HCA Healthcare, Inc. (HCA) up 57%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, Corpay, Inc. (CPAY) down 22%, and Fidelity National Information Services, Inc. (FIS) down 21%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.2 times next twelve months consensus earnings at period end. On this same basis the S&P 500® had a valuation of 22.4 times earnings, a premium of 84% to the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment*

Lyrical U.S. Value Equity Fund - A Class - $16,332
S&P 500® Index - $18,797
$20,000
$15,000
$10,000
$5,000
Jul-2022
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Lyrical U.S. Value Equity Fund - A Class	S&P 500® Index
Jul-2022	$9,426	$10,000
Nov-2022	$10,380	$10,724
Nov-2023	$11,457	$12,208
Nov-2024	$15,269	$16,346
Nov-2025	$16,332	$18,797

Average Annual Total Returns

	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - A Class
Without Load	6.96%	17.52%
With Load	0.82%	15.49%
S&P 500® Index	15.00%	20.36%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to A Class.

Fund Statistics

  Net Assets$1,117,612,636
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers & recoupments)$9,249,996
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Materials	1.9%
Money Market Funds	2.2%
Utilities	6.7%
Industrials	7.8%
Consumer Discretionary	9.7%
Communications	10.7%
Health Care	12.1%
Financials	15.3%
Technology	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	6.7%
Expedia Group, Inc.	6.3%
Johnson Controls International plc	5.1%
HCA Healthcare, Inc.	5.1%
Flex Ltd.	4.9%
eBay, Inc.	4.8%
AerCap Holdings N.V.	4.8%
Uber Technologies, Inc.	4.4%
NetApp, Inc.	4.3%
SS&C Technologies Holdings, Inc.	4.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Lyrical U.S. Value Equity Fund - A Class (LYRAX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-LYRAX

Lyrical U.S. Value Equity Fund

C Class (LYRCX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$205	1.99%

How did the Fund perform during the reporting period?

     Given the market environment during the reporting period, we believe the Fund performed well. The S&P 500® Index (the "S&P 500®") returns were driven by a small number of mega cap growth stocks. These few stocks inflated the index return so much that it outperformed the S&P 500® Equal Weight Index by 11.0 percentage points. While we underperformed the S&P 500®, we outperformed the S&P 500® Equal Weight by 3.2 percentage points.

     For the reporting period, the three positions that most positively impacted performance were: NRG Energy, Inc. (NRG) up 69%, Flex Ltd (FLEX) up 52%, and HCA Healthcare, Inc. (HCA) up 57%. On the other side, the three positions that most negatively impacted performance were: Global Payments, Inc. (GPN) down 36%, Corpay, Inc. (CPAY) down 22%, and Fidelity National Information Services, Inc. (FIS) down 21%.

     The portfolio remains attractively valued with a price-to-earnings (P/E) ratio of 12.2 times next twelve months consensus earnings at period end. On this same basis the S&P 500® had a valuation of 22.4 times earnings, a premium of 84% to the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Lyrical U.S. Value Equity Fund - C Class - $16,896
S&P 500® Index - $18,797
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Jul-2022
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Lyrical U.S. Value Equity Fund - C Class	S&P 500® Index
Jul-2022	$10,000	$10,000
Nov-2022	$10,979	$10,724
Nov-2023	$12,028	$12,208
Nov-2024	$15,917	$16,346
Nov-2025	$16,896	$18,797

Average Annual Total Returns

	1 Year	Since Inception (July 5, 2022)
Lyrical U.S. Value Equity Fund - C Class
Without CDSC	6.15%	16.65%
With CDSC	5.15%	16.65%
S&P 500® Index	15.00%	20.36%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,117,612,636
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers & recoupments)$9,249,996
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Materials	1.9%
Money Market Funds	2.2%
Utilities	6.7%
Industrials	7.8%
Consumer Discretionary	9.7%
Communications	10.7%
Health Care	12.1%
Financials	15.3%
Technology	35.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	6.7%
Expedia Group, Inc.	6.3%
Johnson Controls International plc	5.1%
HCA Healthcare, Inc.	5.1%
Flex Ltd.	4.9%
eBay, Inc.	4.8%
AerCap Holdings N.V.	4.8%
Uber Technologies, Inc.	4.4%
NetApp, Inc.	4.3%
SS&C Technologies Holdings, Inc.	4.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Lyrical U.S. Value Equity Fund - C Class (LYRCX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-LYRCX

Lyrical International Value Equity Fund

Institutional Class (LYRWX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Lyrical International Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.04%

How did the Fund perform during the reporting period?

     The Fund was up 26.8% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 24.5% during the period and the MSCI EAFE Equal-Weighted Index was up 23.2%.

     For the reporting period, the three positions that most positively impacted performance were: Babcock International Group plc (BAB-LON) up 132%, Nintendo Company Ltd. - ADR (NTDOY-US) up 46%, and Euronext N.V. (ENX-FR) up 40%. On the other side, the three positions that most negatively impacted performance were: Ashtead Group plc (AHT-LON) down 19%, Evolution AB (EVO-SE) down 18%, and Amcor plc (AMCR-US) down 11%.

     Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.8x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 15.3 times earnings on this same basis, a premium of 23% to the Fund.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Lyrical International Value Equity Fund - Institutional Class - $170,380
MSCI EAFE Index - $178,211
$180,000
$160,000
$140,000
$120,000
$100,000
Mar-2020
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Lyrical International Value Equity Fund - Institutional Class	MSCI EAFE Index
Mar-2020	$100,000	$100,000
Nov-2020	$110,200	$114,397
Nov-2021	$127,659	$126,712
Nov-2022	$118,872	$113,859
Nov-2023	$121,872	$127,935
Nov-2024	$134,397	$143,139
Nov-2025	$170,380	$178,211

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Institutional Class	26.77%	9.11%	9.71%
MSCI EAFE Index	24.50%	9.27%	10.57%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
28.6%
Technology
22.8%
Financials
12.7%
Consumer Discretionary
10.1%
Materials
8.6%
Consumer Staples
4.3%
Health Care
4.3%
Communications
3.7%
Energy
3.2%
Money Market Funds
1.8%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.8%
Energy	3.2%
Communications	3.7%
Health Care	4.3%
Consumer Staples	4.3%
Materials	8.6%
Consumer Discretionary	10.1%
Financials	12.7%
Technology	22.8%
Industrials	28.6%

Fund Statistics

  Net Assets$9,921,380
  Number of Portfolio Holdings29
  Advisory Fee (net of waivers)$0
  Portfolio Turnover109%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

Country Weighting (% of net assets)

France
21.5%
Japan
14.9%
Switzerland
8.7%
Netherlands
8.7%
United Kingdom
8.3%
Germany
7.8%
South Korea
5.3%
Canada
5.1%
Hong Kong
4.3%
Jersey
3.7%
Finland
3.7%
Belgium
3.2%
Sweden
3.1%
United States
1.8%

Value	Value
United States	1.8%
Sweden	3.1%
Belgium	3.2%
Finland	3.7%
Jersey	3.7%
Hong Kong	4.3%
Canada	5.1%
South Korea	5.3%
Germany	7.8%
United Kingdom	8.3%
Netherlands	8.7%
Switzerland	8.7%
Japan	14.9%
France	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Samsung Electronics Company Ltd.	5.3%
AerCap Holdings N.V.	4.9%
Rexel S.A.	4.9%
Johnson Controls International plc	4.7%
Ayvens S.A.	4.3%
Sony Group Corporation	4.3%
CK Hutchison Holdings Ltd.	4.3%
Fresenius SE & Company KGaA	4.2%
Julius Baer Group Ltd.	4.0%
Renesas Electronics Corporation	3.9%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Lyrical International Value Equity Fund - Institutional Class (LYRWX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-LYRWX

Lyrical International Value Equity Fund

Investor Class (LYRNX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Lyrical International Value Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$149	1.32%

How did the Fund perform during the reporting period?

     The Fund was up 26.5% during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 24.5% during the period and the MSCI EAFE Equal-Weighted Index was up 23.2%.

     For the reporting period, the three positions that most positively impacted performance were: Babcock International Group plc (BAB-LON) up 132%, Nintendo Company Ltd. - ADR (NTDOY-US) up 46%, and Euronext N.V. (ENX-FR) up 40%. On the other side, the three positions that most negatively impacted performance were: Ashtead Group plc (AHT-LON) down 19%, Evolution AB (EVO-SE) down 18%, and Amcor plc (AMCR-US) down 11%.

     Even after strong returns in the period, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.8x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 15.3 times earnings on this same basis, a premium of 23% to the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Lyrical International Value Equity Fund - Investor Class - $16,806
MSCI EAFE Index - $17,821
$18,000
$16,000
$14,000
$12,000
$10,000
Mar-2020
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Lyrical International Value Equity Fund - Investor Class	MSCI EAFE Index
Mar-2020	$10,000	$10,000
Nov-2020	$11,000	$11,440
Nov-2021	$12,715	$12,671
Nov-2022	$11,806	$11,386
Nov-2023	$12,075	$12,794
Nov-2024	$13,289	$14,314
Nov-2025	$16,806	$17,821

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Investor Class	26.47%	8.85%	9.45%
MSCI EAFE Index	24.50%	9.27%	10.57%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.8%
Energy	3.2%
Communications	3.7%
Health Care	4.3%
Consumer Staples	4.3%
Materials	8.6%
Consumer Discretionary	10.1%
Financials	12.7%
Technology	22.8%
Industrials	28.6%

Fund Statistics

  Net Assets$9,921,380
  Number of Portfolio Holdings29
  Advisory Fee (net of waivers)$0
  Portfolio Turnover109%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

Country Weighting (% of net assets)

Value	Value
United States	1.8%
Sweden	3.1%
Belgium	3.2%
Finland	3.7%
Jersey	3.7%
Hong Kong	4.3%
Canada	5.1%
South Korea	5.3%
Germany	7.8%
United Kingdom	8.3%
Netherlands	8.7%
Switzerland	8.7%
Japan	14.9%
France	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Samsung Electronics Company Ltd.	5.3%
AerCap Holdings N.V.	4.9%
Rexel S.A.	4.9%
Johnson Controls International plc	4.7%
Ayvens S.A.	4.3%
Sony Group Corporation	4.3%
CK Hutchison Holdings Ltd.	4.3%
Fresenius SE & Company KGaA	4.2%
Julius Baer Group Ltd.	4.0%
Renesas Electronics Corporation	3.9%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.lyricalvaluefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Lyrical International Value Equity Fund - Investor Class (LYRNX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-LYRNX

Q3 All-Season Systematic Opportunities Fund

Institutional Class (QASOX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	1.26%

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – generating positive returns over any market environment. Over the fiscal year, the Fund exploited volatility in the equity markets by entering into equities after dips and exiting after subsequent recoveries. Such trades are the bread and butter of the Fund’s methodology and have been found to occur with regularity across multiple market regimes.

During the fiscal year, the Fund was invested in equities (S&P 500® Index and NASDAQ 100 Index positions) approximately 45% of the time with the remainder spent in the relative safety of money market funds. Because of this, the gains the Fund experienced were achieved using considerably less risk than the overall equity markets, while providing for equity-like returns.

When volatility recedes in equity markets, the Fund will generally have fewer opportunities to enter into a trade. This occurred during the months of June and July as equities made new highs but exhibited relatively small day-to-day movements. When the Fund is not in equities, it invests in money market funds which are currently yielding approximately 3.9%.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$147,000
$136,000
$125,000
$114,000
$103,000
$92,000
Dec-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025
Q3 All-Season Systematic Opportunities Fund - Institutional Class - $140,854
Bloomberg U.S. Aggregate Bond Index - $105,637
Dow Jones Moderate Portfolio Index - $144,768

	Q3 All-Season Systematic Opportunities Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
Nov-2020	$99,400	$107,272	$108,849
Nov-2021	$105,200	$106,035	$120,343
Nov-2022	$99,796	$92,420	$106,957
Nov-2023	$106,706	$93,510	$112,228
Nov-2024	$113,877	$99,939	$131,534
Nov-2025	$140,854	$105,637	$144,768

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2019)
Q3 All-Season Systematic Opportunities Fund - Institutional Class	23.69%	7.22%	5.96%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	0.93%
Dow Jones Moderate Portfolio Index	10.06%	5.87%	6.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$270,254,975
  Number of Portfolio Holdings2
  Advisory Fee (net of recoupments)$1,998,503
  Portfolio Turnover147%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	3.7%
Fixed Income	78.1%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Q3 All-Season Systematic Opportunities Fund - Institutional Class (QASOX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-QASOX

Q3 All-Season Systematic Opportunities Fund

C Class (QCSOX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$301	2.71%

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – generating positive returns over any market environment. Over the fiscal year, the Fund exploited volatility in the equity markets by entering into equities after dips and exiting after subsequent recoveries. Such trades are the bread and butter of the Fund’s methodology and have been found to occur with regularity across multiple market regimes.

During the fiscal year, the Fund was invested in equities (S&P 500® Index and NASDAQ 100 Index positions) approximately 45% of the time with the remainder spent in the relative safety of money market funds. Because of this, the gains the Fund experienced were achieved using considerably less risk than the overall equity markets, while providing for equity-like returns.

When volatility recedes in equity markets, the Fund will generally have fewer opportunities to enter into a trade. This occurred during the months of June and July as equities made new highs but exhibited relatively small day-to-day movements. When the Fund is not in equities, it invests in money market funds which are currently yielding approximately 3.9%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
$9,000
Oct-2024
Nov-2024
Nov-2025
Q3 All-Season Systematic Opportunities Fund - C Class - $12,318
Bloomberg U.S. Aggregate Bond Index - $10,565
Dow Jones Moderate Portfolio Index - $11,128

	Q3 All-Season Systematic Opportunities Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Oct-2024	$10,000	$10,000	$10,000
Nov-2024	$10,104	$9,996	$10,111
Nov-2025	$12,318	$10,565	$11,128

Average Annual Total Returns

	1 Year	Since Inception (October 18, 2024)
Q3 All-Season Systematic Opportunities Fund - C Class	21.91%	20.51%
Bloomberg U.S. Aggregate Bond Index	5.70%	5.04%
Dow Jones Moderate Portfolio Index	10.06%	10.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$270,254,975
  Number of Portfolio Holdings2
  Advisory Fee (net of recoupments)$1,998,503
  Portfolio Turnover147%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	3.7%
Fixed Income	78.1%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Q3 All-Season Systematic Opportunities Fund - C Class (QCSOX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-QCSOX

Q3 All-Season Tactical Fund

Institutional Class (QAITX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Q3 All-Season Tactical Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$187	1.83%

How did the Fund perform during the reporting period?

For the fiscal year, performance for the Q3 All-Season Tactical Fund was almost entirely due to the exposure it had to NASDAQ 100 Index funds. A handful of trades in U.S. Treasury funds also occurred during the year leading to modest gains. The Fund’s systematic, quantitative indicators strongly pointed to a resumption of the uptrend in that index which had developed during the second half of 2024. Continued strength in AI-related sectors, and a reduction in interest rates, created an environment where the NASDAQ 100 Index soared to new highs during the fourth quarter.

Despite the struggles in the technology sector during the spring, the Fund deemed the NASDAQ 100 Index worthy of investment. As volatility began to increase during the summer months, the Fund established a few small allocations to money market and U.S. Treasury funds. These trades added small gains to the overall performance of the Fund, as the bond market showed signs of renewed strength for the first time in several quarters. Such positions also help to dampen the overall level of volatility within the Fund.

As the NASDAQ 100 Index continued to make new all-time highs throughout the summer and into the fall, the Fund benefited handsomely by having full exposure to that index during the majority of the period. Volatility levels in the U.S. equity markets began to decrease, and as such, the Fund’s indicators signaled to remain fully invested going into the end of the year.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$152,000
$140,000
$128,000
$116,000
$104,000
$92,000
Dec-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025
Q3 All-Season Tactical Fund - Institutional Class - $137,270
Bloomberg U.S. Aggregate Bond Index - $105,637
Dow Jones Moderate Portfolio Index - $144,768

	Q3 All-Season Tactical Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
Nov-2020	$120,600	$107,272	$108,849
Nov-2021	$148,463	$106,035	$120,343
Nov-2022	$97,948	$92,420	$106,957
Nov-2023	$107,685	$93,510	$112,228
Nov-2024	$131,099	$99,939	$131,534
Nov-2025	$137,270	$105,637	$144,768

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 30, 2019)
Q3 All-Season Tactical Fund - Institutional Class	4.71%	2.62%	5.50%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	0.93%
Dow Jones Moderate Portfolio Index	10.06%	5.87%	6.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$24,866,166
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$366,483
  Portfolio Turnover42%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.4%
Money Market Funds	1.6%
Fixed Income	73.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Q3 All-Season Tactical Fund - Institutional Class (QAITX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-QAITX

Q3 All-Season Tactical Fund

C Class (QACTX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Q3 All-Season Tactical Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$300	2.95%

How did the Fund perform during the reporting period?

For the fiscal year, performance for the Q3 All-Season Tactical Fund was almost entirely due to the exposure it had to NASDAQ 100 Index funds. A handful of trades in U.S. Treasury funds also occurred during the year leading to modest gains. The Fund’s systematic, quantitative indicators strongly pointed to a resumption of the uptrend in that index which had developed during the second half of 2024. Continued strength in AI-related sectors, and a reduction in interest rates, created an environment where the NASDAQ 100 Index soared to new highs during the fourth quarter.

Despite the struggles in the technology sector during the spring, the Fund deemed the NASDAQ 100 Index worthy of investment. As volatility began to increase during the summer months, the Fund established a few small allocations to money market and U.S. Treasury funds. These trades added small gains to the overall performance of the Fund, as the bond market showed signs of renewed strength for the first time in several quarters. Such positions also help to dampen the overall level of volatility within the Fund.

As the NASDAQ 100 Index continued to make new all-time highs throughout the summer and into the fall, the Fund benefited handsomely by having full exposure to that index during the majority of the period. Volatility levels in the U.S. equity markets began to decrease, and as such, the Fund’s indicators signaled to remain fully invested going into the end of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$11,000
$9,000
$7,000
Mar-2021
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025
Q3 All-Season Tactical Fund - C Class - $10,424
Bloomberg U.S. Aggregate Bond Index - $10,207
Dow Jones Moderate Portfolio Index - $12,534

	Q3 All-Season Tactical Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Mar-2021	$10,000	$10,000	$10,000
Nov-2021	$11,839	$10,246	$10,419
Nov-2022	$7,716	$8,930	$9,260
Nov-2023	$8,371	$9,035	$9,717
Nov-2024	$10,064	$9,657	$11,388
Nov-2025	$10,424	$10,207	$12,534

Average Annual Total Returns

	1 Year	Since Inception (March 18, 2021)
Q3 All-Season Tactical Fund - C Class	3.57%	0.89%
Bloomberg U.S. Aggregate Bond Index	5.70%	0.44%
Dow Jones Moderate Portfolio Index	10.06%	4.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$24,866,166
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$366,483
  Portfolio Turnover42%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.4%
Money Market Funds	1.6%
Fixed Income	73.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Q3 All-Season Tactical Fund - C Class (QACTX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-QACTX

Q3 All-Season Active Rotation ETF

(QVOY) Cboe BZX Exchange, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Q3 All-Season Active Rotation ETF (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.q3allseasonfunds.com/etf/. You can also request this information by contacting us at (888) 348-1255.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Active Rotation ETF	$117	1.11%

How did the Fund perform during the reporting period?

Over the fiscal year, the Q3 All-Season Active Rotation ETF held equity positions across all market capitalizations, international and domestic, as well as across the growth/value continuum. During the year, domestic large-cap growth stocks emerged as front runners with periods of outperformance by small caps and certain defensive sectors.

As the Fund is designed to do, it benefited from strategic allocations to those areas of the market showing strength. Much of this market exposure comes from the Fund’s “active equity” portion which comprises about 50% of the overall portfolio. Holdings in biotechnology and gold miners were the primary factors which led to the Fund’s outperformance during the year.

Interestingly, many of the Fund’s top performing positions were from opposite ends of the equity risk spectrum. Technology-heavy funds were joined by more value-based holdings such as precious metals and healthcare. Together they complimented each other – leading to a slight reduction in risk compared to broad-based benchmarks such as the S&P 500® Index.

The Fund’s small allocation to the fixed income market proved to have little overall effect on performance. As the bond markets continue to search for direction, the Fund’s positions in fixed income rotated from sector to sector including Treasury bonds and high yield corporates. This rotation generated modest gains for the Fund during the year.

The 15% allocation to an “alternative” sleeve of ETFs significantly contributed to outperformance. In particular, positions in gold and platinum helped the Fund’s performance as those metals hit new multi-year highs throughout the fiscal year. Holdings in these positions, and others that tend to have low correlation to equities, help lower overall risk in the portfolio while providing upside potential.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$18,000
$16,000
$14,000
$12,000
$10,000
Dec-2022
Nov-2023
Nov-2024
Nov-2025
Q3 All-Season Active Rotation ETF - NAV - $13,592
MSCI World Index - $17,266
Dow Jones Moderately Aggressive Portfolio Index - $14,665

	Q3 All-Season Active Rotation ETF - NAV	MSCI World Index	Dow Jones Moderately Aggressive Portfolio Index
Dec-2022	$10,000	$10,000	$10,000
Nov-2023	$11,119	$11,545	$10,782
Nov-2024	$12,277	$14,758	$13,092
Nov-2025	$13,592	$17,266	$14,665

Average Annual Total Returns

	1 Year	Since Inception (December 6, 2022)
Q3 All-Season Active Rotation ETF	10.71%	10.83%
MSCI World Index	16.99%	20.09%
Dow Jones Moderately Aggressive Portfolio Index	12.02%	13.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 348-1255 or visit https://www.q3allseasonfunds.com/etf/ for updated performance information.

Fund Statistics

  Net Assets$51,052,822
  Number of Portfolio Holdings12
  Advisory Fee $290,188
  Portfolio Turnover674%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
82.7%
Commodity
13.9%
Fixed Income
3.3%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	3.3%
Commodity	13.9%
Equity	82.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street SPDR S&P Biotech ETF	14.8%
SPDR Dow Jones Industrial Average ETF Trust	14.1%
VanEck Oil Services ETF	13.7%
Fidelity MSCI Health Care Index ETF	13.5%
Invesco QQQ Trust, Series 1	13.4%
Vanguard FTSE Pacific ETF	13.2%
abrdn Physical Platinum Shares ETF	5.2%
KraneShares Global Carbon Strategy ETF	4.7%
SPDR Gold MiniShares Trust	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.2%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Q3 All-Season Active Rotation ETF (QVOY)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-QVOY

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $78,500 and $75,400 with respect to the registrant’s fiscal years ended November 30, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $16,000 and $15,900 with respect to the registrant’s fiscal years ended November 30, 2025 and 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended November 30, 2025 and 2024, aggregate non-audit fees of $16,000 and $15,900, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. All of the Board’s independent trustees are members of the audit committee.

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

A Class (LYRAX)

C Class (LYRCX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

Institutional Class (LYRWX)

Investor Class (LYRNX)

Annual Financial Statements and Additional Information

November 30, 2025

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

November 30, 2025

COMMON STOCKS — 99.7%	Shares	Value
Communications — 10.7%
Internet Media & Services — 10.7%
Expedia Group, Inc.	277,269	$70,894,911
Uber Technologies, Inc. (a)	557,499	48,803,462
		119,698,373
Consumer Discretionary — 9.7%
Automotive — 1.6%
Adient plc (a)	201,500	3,921,190
Lear Corporation	132,707	14,247,423
		18,168,613
E-Commerce Discretionary — 4.8%
eBay, Inc.	650,830	53,882,216

Retail - Discretionary — 1.7%
Lithia Motors, Inc.	60,591	19,318,834

Wholesale - Discretionary — 1.6%
LKQ Corporation	594,917	17,663,086

Financials — 15.3%
Asset Management — 6.1%
Affiliated Managers Group, Inc.	89,238	23,989,851
Ameriprise Financial, Inc.	96,166	43,826,693
		67,816,544
Insurance — 4.4%
Assurant, Inc.	127,537	29,098,842
Primerica, Inc.	79,752	20,521,785
		49,620,627
Specialty Finance — 4.8%
AerCap Holdings N.V.	399,682	53,557,388

Health Care — 12.1%
Health Care Facilities & Services — 12.1%
Centene Corporation (a)	574,776	22,611,688
Cigna Group (The)	123,846	34,340,019
HCA Healthcare, Inc.	112,224	57,042,337
Henry Schein, Inc. (a)	279,118	20,813,829
		134,807,873

1

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.7% (Continued)	Shares	Value
Industrials — 7.8%
Electrical Equipment — 5.1%
Johnson Controls International plc	493,693	$57,421,433

Industrial Support Services — 2.7%
WESCO International, Inc.	112,780	30,158,500

Materials — 1.9%
Containers & Packaging — 1.9%
Amcor plc	2,551,319	21,737,238

Technology — 35.5%
Software — 7.8%
Concentrix Corporation	130,703	4,732,755
Gen Digital, Inc.	1,311,905	34,594,935
SS&C Technologies Holdings, Inc.	556,653	47,838,759
		87,166,449
Technology Hardware — 15.7%
Arrow Electronics, Inc. (a)	151,010	16,310,590
F5, Inc. (a)	133,665	31,967,322
Flex Ltd. (a)	919,583	54,356,551
NetApp, Inc.	431,822	48,174,062
TD SYNNEX Corporation	163,706	24,961,891
		175,770,416
Technology Services — 12.0%
Corpay, Inc. (a)	155,548	46,011,098
Fidelity National Information Services, Inc.	690,224	45,396,033
Global Payments, Inc.	375,941	28,481,290
WEX, Inc. (a)	92,525	13,727,009
		133,615,430
Utilities — 6.7%
Electric Utilities — 6.7%
NRG Energy, Inc.	439,286	74,454,584

Total Common Stocks (Cost $770,757,478)		$1,114,857,604

2

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.2%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.85% (b) (Cost $24,446,713)	24,446,713	$24,446,713

Investments at Value — 101.9% (Cost $795,204,191)		$1,139,304,317

Liabilities in Excess of Other Assets — (1.9)%		(21,691,681)

Net Assets — 100.0%		$1,117,612,636

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2025.

See accompanying notes to financial statements.

3

LYRICAL INTERNATIONAL VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

November 30, 2025

COMMON STOCKS — 98.3%	Shares	Value
Belgium — 3.2%
D’ieteren Group	1,806	$314,552

Canada — 5.1%
Linamar Corporation	2,604	147,395
Open Text Corporation	10,495	353,442
		500,837
Finland — 3.7%
Konecranes OYJ	3,604	369,890

France — 21.5%
Ayvens S.A.	33,127	427,450
Bollore SE	66,552	369,600
Elis S.A.	10,100	287,344
Rexel S.A.	12,701	484,052
SPIE S.A.	6,842	371,403
Teleperformance SE	2,838	195,460
		2,135,309
Germany — 7.8%
Brenntag SE	6,072	348,088
Fresenius SE & Company KGaA	7,669	421,287
		769,375
Hong Kong — 4.3%
CK Hutchison Holdings Ltd.	60,220	424,828

Japan — 14.9%
Air Water, Inc.	9,798	138,176
Kraftia Corporation	2,969	150,641
Nintendo Company Ltd. - ADR	17,778	376,182
Renesas Electronics Corporation	32,922	388,197
Sony Group Corporation	14,566	427,378
		1,480,574
Jersey — 3.7%
Amcor plc	43,480	370,450

Netherlands — 8.7%
AerCap Holdings N.V.	3,618	484,812
Euronext N.V.	2,442	374,207
		859,019
South Korea — 5.3%
Samsung Electronics Company Ltd.	303	525,646

4

LYRICAL INTERNATIONAL VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.3% (Continued)	Shares	Value
Sweden — 3.1%
Evolution AB	4,469	$306,114

Switzerland — 8.7%
Johnson Controls International plc	4,025	468,148
Julius Baer Group Ltd.	5,577	397,954
		866,102
United Kingdom — 8.3%
Ashtead Group plc	5,485	350,871
Babcock International Group plc	23,642	355,273
Vistry Group plc (a)	13,527	119,360
		825,504
Total Common Stocks (Cost $8,899,898)		$9,748,200

MONEY MARKET FUNDS — 1.8%
Invesco Treasury Portfolio - Institutional Class, 3.85% (b) (Cost $182,434)	182,434	$182,434

Investments at Value — 100.1% (Cost $9,082,332)		$9,930,634

Liabilities in Excess of Other Assets — (0.1)%		(9,254)

Net Assets — 100.0%		$9,921,380

AB - Aktiebolag

ADR - American Depositary Receipt

KGaA - Kommanditgesellschaft auf Aktien

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2025.

See accompanying notes to financial statements.

5

LYRICAL INTERNATIONAL VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Common Stocks by Sector/Industry	% of Net Assets
Communications — 3.7%
Entertainment Content	3.7%
Consumer Discretionary — 10.1%
Automotive	1.5%
Home Construction	1.2%
Leisure Facilities & Services	3.1%
Retail - Discretionary	4.3%
Consumer Staples — 4.3%
Retail - Consumer Staples	4.3%
Energy — 3.2%
Oil & Gas Services & Equipment	3.2%
Financials — 12.7%
Asset Management	4.0%
Institutional Financial Services	3.8%
Specialty Finance	4.9%
Health Care — 4.3%
Health Care Facilities & Services	4.3%
Industrials — 28.6%
Commercial Support Services	2.9%
Electrical Equipment	4.7%
Engineering & Construction	5.3%
Industrial Support Services	8.4%
Machinery	3.7%
Transportation & Logistics	3.6%
Materials — 8.6%
Chemicals	4.9%
Containers & Packaging	3.7%
Technology — 22.8%
Semiconductors	3.9%
Software	3.5%
Technology Hardware	13.4%
Technology Services	2.0%
98.3%

See accompanying notes to financial statements.

6

LYRICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2025

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Investments in securities:
Investments in securities:
At cost	$795,204,191	$9,082,332
At value (Note 2)	$1,139,304,317	$9,930,634
Receivable for capital shares sold	2,399,574	—
Receivable from Adviser (Note 4)	—	6,760
Dividends receivable	1,092,731	12,609
Tax reclaims receivable	66,334	47,705
Other assets	34,671	3,864
Total assets	1,142,897,627	10,001,572

LIABILITIES
Distributions payable	15,804,954	28,893
Payable for capital shares redeemed	8,561,487	33,351
Payable to Adviser (Note 4)	788,697	—
Payable to administrator (Note 4)	97,041	10,945
Accrued distribution fees (Note 4)	13,037	181
Other accrued expenses	19,775	6,822
Total liabilities	25,284,991	80,192

CONTINGENCIES AND COMMITMENTS (NOTE 7)	—	—

NET ASSETS	$1,117,612,636	$9,921,380

NET ASSETS CONSIST OF:
Paid-in capital	$789,332,075	$9,035,343
Distributable earnings	328,280,561	886,037
NET ASSETS	$1,117,612,636	$9,921,380

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$1,100,992,350	$9,296,963
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	38,577,819	657,929
Net asset value, offering price and redemption price per share (Note 2)	$28.54	$14.13

INVESTOR CLASS
Net assets applicable to Investor Class	$11,086,290	$624,417
Investor Class shares of beneficial interest outstanding(unlimited number of shares authorized, no par value)	392,358	44,336
Net asset value, offering price and redemption price per share (Note 2)	$28.26	$14.08

See accompanying notes to financial statements.

7

LYRICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2025 (Continued)

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
NET ASSET VALUE PER SHARE:
A Class
Net assets applicable to A Class	$1,223,635	N/A
A Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	43,136	N/A
Net asset value and redemption price per share (Note 2)	$28.37	N/A
Maximum sales charge	5.75%	N/A
Maximum offering price per share (Note 2)	$30.10	N/A

C Class
Net assets applicable to C Class	$4,310,361	N/A
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	155,408	N/A
Net asset value, offering price and redemption price per share (Note 2)	$27.74	N/A
Redemption price per share with CDSC fee (Note 2)(a)	$27.46	N/A

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is charged on C Class shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

8

LYRICAL FUNDS

STATEMENTS OF OPERATIONS

Year Ended November 30, 2025

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
INVESTMENT INCOME
Dividend income	$13,723,809	$334,329
Foreign withholding taxes on dividends	(310,843)	(79,672)
Tax reclaims received	66,334	34,738
Total investment income	13,479,300	289,395

EXPENSES
Management fees (Note 4)	9,218,725	61,111
Administration fees (Note 4)	725,291	44,293
Transfer agent fees (Note 2 and 4)	176,422	44,844
Fund accounting fees (Note 4)	136,672	57,392
Compliance fees and expenses (Note 4)	109,676	12,291
Registration and filing fees (Note 2)	91,345	16,480
Custody and bank service fees	82,539	17,613
Distribution fees (Note 2 and 4)	73,079	1,404
Legal fees	25,390	27,886
Trustees’ fees and expenses (Note 4)	21,430	21,430
Audit and tax services fees	19,282	19,882
Postage and supplies	33,312	3,887
Printing of shareholder reports	9,546	9,140
Insurance expense	7,434	2,834
Borrowing costs (Note 5)	—	3,541
Other expenses	49,200	26,351
Total expenses	10,779,343	370,379
Less fees reduced and/or expenses reimbursed by Adviser (Note 4)	(99,965)	(294,292)
Previous management fee reductions recouped by the Adviser (Note 4)	131,236	—
Net expenses	10,810,614	76,087

NET INVESTMENT INCOME	2,668,686	213,308

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	51,144,252	779,015
Net realized losses from foreign currency transactions (Note 2)	(3,850)	(19,965)
Net change in unrealized appreciation (depreciation) on investments	1,539,775	(21,388)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	4,484
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	52,680,177	742,146

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,348,863	$955,454

See accompanying notes to financial statements.

9

LYRICAL U.S. VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30, 2025	Year Ended November 30, 2024
FROM OPERATIONS
Net investment income	$2,668,686	$1,583,639
Net realized gains from investment transactions	51,144,252	27,257,146
Net realized gains (losses) from foreign currency transactions	(3,850)	5,262
Net change in unrealized appreciation (depreciation) on investments	1,539,775	193,188,400
Net increase in net assets resulting from operations	55,348,863	222,034,447

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(57,641,674)	(3,796,417)
Investor Class	(559,248)	(30,907)
A Class	(61,212)	(17,367)
C Class	(219,222)	(4,912)
Decrease in net assets from distributions to shareholders	(58,481,356)	(3,849,603)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	307,240,694	482,561,621
Net asset value of shares issued in reinvestment of distributions to shareholders	41,433,044	2,635,264
Payments for shares redeemed	(382,816,952)	(115,635,707)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(34,143,214)	369,561,178

Investor Class
Proceeds from shares sold	3,259,786	2,768,409
Net asset value of shares issued in reinvestment of distributions to shareholders	452,360	24,856
Payments for shares redeemed	(3,097,219)	(3,208,159)
Net increase (decrease) in Investor Class net assets from capital share transactions	614,927	(414,894)

A Class
Proceeds from shares sold	622,765	5,299,654
Net asset value of shares issued in reinvestment of distributions to shareholders	52,451	1,213
Payments for shares redeemed	(6,493,847)	(117,925)
Net increase (decrease) in A Class net assets from capital share transactions	(5,818,631)	5,182,942

C Class
Proceeds from shares sold	1,770,109	1,303,514
Net asset value of shares issued in reinvestment of distributions to shareholders	217,916	4,912
Payments for shares redeemed	(765,584)	(86,428)
Net increase in C Class net assets from capital share transactions	1,222,441	1,221,998

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,256,970)	593,736,068

10

LYRICAL U.S. VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended November 30, 2025	Year Ended November 30, 2024
NET ASSETS
Beginning of year	$1,158,869,606	$565,133,538
End of year	$1,117,612,636	$1,158,869,606

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	11,346,767	18,876,107
Shares issued in reinvestment of distributions to shareholders	1,458,028	107,269
Shares redeemed	(14,809,764)	(4,721,367)
Net increase (decrease) in shares outstanding	(2,004,969)	14,262,009
Shares outstanding at beginning of year	40,582,788	26,320,779
Shares outstanding at end of year	38,577,819	40,582,788

Investor Class
Shares sold	117,358	113,166
Shares issued in reinvestment of distributions to shareholders	16,007	1,019
Shares redeemed	(113,096)	(131,719)
Net increase (decrease) in shares outstanding	20,269	(17,534)
Shares outstanding at beginning of year	372,089	389,623
Shares outstanding at end of year	392,358	372,089

A Class
Shares sold	21,830	238,985
Shares issued in reinvestment of distributions to shareholders	1,849	49
Shares redeemed	(219,968)	(4,508)
Net increase (decrease) in shares outstanding	(196,289)	234,526
Shares outstanding at beginning of year	239,425	4,899
Shares outstanding at end of year	43,136	239,425

C Class
Shares sold	63,093	53,405
Shares issued in reinvestment of distributions to shareholders	7,856	191
Shares redeemed	(27,517)	(3,614)
Net increase in shares outstanding	43,432	49,982
Shares outstanding at beginning of year	111,976	61,994
Shares outstanding at end of year	155,408	111,976

See accompanying notes to financial statements.

11

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30, 2025	Year Ended November 30, 2024
FROM OPERATIONS
Net investment income	$213,308	$184,104
Net realized gains (losses) from investment transactions	779,015	(103,132)
Net realized losses from foreign currency transactions	(19,965)	(11,073)
Net change in unrealized appreciation (depreciation) on investments	(21,388)	1,118,374
Net change in unrealized appreciation (depreciation) on foreign currency translation	4,484	(397)
Net increase in net assets resulting from operations	955,454	1,187,876

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(823,210)	(182,872)
Investor Class	(42,398)	(3,777)
A Class	(192)	(80)
C Class	(142)	(36)
Decrease in net assets from distributions to shareholders	(865,942)	(186,765)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	7,534,903	81,430
Net asset value of shares issued in reinvestment of distributions to shareholders	552,703	177,621
Payments for shares redeemed	(11,010,238)	(256,707)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(2,922,632)	2,344

Investor Class
Proceeds from shares sold	76,853	140,905
Net asset value of shares issued in reinvestment of distributions to shareholders	42,398	3,777
Payments for shares redeemed	(28,370)	(41,678)
Net increase in Investor Class net assets from capital share transactions	90,881	103,004

A Class
Net asset value of shares issued in reinvestment of distributions to shareholders	192	80
Payments for shares redeemed	(7,872)	—
Net increase (decrease) in A Class net assets from capital share transactions	(7,680)	80

C Class
Net asset value of shares issued in reinvestment of distributions to shareholders	142	36
Payments for shares redeemed	(7,697)	—
Net increase (decrease) in C Class net assets from capital share transactions	(7,555)	36

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,757,474)	1,106,575

12

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended November 30, 2025	Year Ended November 30, 2024
NET ASSETS
Beginning of year	$12,678,854	$11,572,279
End of year	$9,921,380	$12,678,854

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	516,582	6,942
Shares issued in reinvestment of distributions to shareholders	42,010	15,027
Shares redeemed	(911,000)	(21,775)
Net increase (decrease) in shares outstanding	(352,408)	194
Shares outstanding at beginning of year	1,010,337	1,010,143
Shares outstanding at end of year	657,929	1,010,337

Investor Class
Shares sold	5,681	11,628
Shares issued in reinvestment of distributions to shareholders	3,269	320
Shares redeemed	(2,004)	(3,460)
Net increase in shares outstanding	6,946	8,488
Shares outstanding at beginning of year	37,390	28,902
Shares outstanding at end of year	44,336	37,390

A Class
Shares issued in reinvestment of distributions to shareholders	17	7
Shares redeemed	(549)	—
Net increase (decrease) in shares outstanding	(532)	7
Shares outstanding at beginning of year	532	525
Shares outstanding at end of year	—	532

C Class
Shares issued in reinvestment of distributions to shareholders	13	3
Shares redeemed	(539)	—
Net increase (decrease) in shares outstanding	(526)	3
Shares outstanding at beginning of year	526	523
Shares outstanding at end of year	—	526

See accompanying notes to financial statements.

13

LYRICAL U.S. VALUE EQUITY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year Ended Nov. 30, 2025	Year Ended Nov. 30, 2024		Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021
Net asset value at beginning of year	$28.06	$21.11		$19.16		$21.59	$16.68

Income (loss) from investment operations:
Net investment income (a)	0.07	0.05		0.10		0.07	0.03
Net realized and unrealized gains (losses) on investments and foreign currencies	1.94	7.03		1.93		(1.54)	5.02
Total from investment operations	2.01	7.08		2.03		(1.47)	5.05

Less distributions from:
Net investment income	(0.05)	(0.10)		(0.08)		(0.03)	(0.14)
Net realized gains	(1.48)	(0.03)		—		(0.93)	—
Total distributions	(1.53)	(0.13)		(0.08)		(0.96)	(0.14)

Net asset value at end of year	$28.54	$28.06		$21.11		$19.16	$21.59

Total return (b)	7.21%	33.63%		10.64%		(6.81)%	30.44%

Net assets at end of year (000,000’s)	$1,101	$1,139		$556		$655	$696

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.98%	1.00%		1.03%		1.02%	1.01%
Ratio of net expenses to average net assets (c)	0.99%	0.99	%(d)	1.00	%(d)	0.99%	0.99%
Ratio of net investment income to average net assets (c)	0.25%	0.21%		0.51%		0.36%	0.13%
Portfolio turnover rate (e)	32%	13%		23%		24%	14%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).
(c)	Ratio was determined after fee reductions and/or recoupments (Note 4).
(d)	Includes 0.00%(f) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(f)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

14

LYRICAL U.S. VALUE EQUITY FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year Ended Nov. 30, 2025		Year Ended Nov. 30, 2024		Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021
Net asset value at beginning of year	$27.81		$20.93		$18.99		$21.43	$16.56

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00	)(b)	(0.01)		0.05		0.02	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.93		6.97		1.92		(1.53)	4.98
Total from investment operations	1.93		6.96		1.97		(1.51)	4.96

Less distributions from:
Net investment income	—		(0.05)		(0.03)		—	(0.09)
Net realized gains	(1.48)		(0.03)		—		(0.93)	—
Total distributions	(1.48)		(0.08)		(0.03)		(0.93)	(0.09)

Net asset value at end of year	$28.26		$27.81		$20.93		$18.99	$21.43

Total return (c)	6.95%		33.30%		10.38%		(7.03)%	30.10%

Net assets at end of year (000’s)	$11,086		$10,347		$8,153		$7,758	$8,270

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.58%		1.62%		1.72%		1.74%	1.79%
Ratio of net expenses to average net assets (d)	1.24%		1.24	%(e)	1.25	%(e)	1.24%	1.24%
Ratio of net investment income (loss) to average net assets (d)	(0.00	)%(f)	(0.03)%		0.26%		0.10%	(0.12)%
Portfolio turnover rate (g)	32%		13%		23%		24%	14%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the year.
(b)	Amount rounds to less than $0.01.
(c)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).
(d)	Ratio was determined after fee reductions and/or recoupments (Note 4).
(e)	Includes 0.00%(e) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).
(f)	Amount rounds to less than 0.005%.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

15

LYRICAL U.S. VALUE EQUITY FUND

A CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended Nov. 30, 2025		Year Ended Nov. 30, 2024		Year Ended Nov. 30, 2023		Period Ended Nov. 30, 2022 (a)
Net asset value at beginning of period	$27.91		$21.05		$19.14		$18.23

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.00	)(c)	(0.00	)(c)	0.06		0.03
Net realized and unrealized gains (losses) on investments and foreign currencies	1.94		6.99		1.92		1.81	(d)
Total from investment operations	1.94		6.99		1.98		1.84

Less distributions from:
Net investment income	—		(0.10)		(0.07)		—
Net realized gains	(1.48)		(0.03)		—		(0.93)
Total distributions	(1.48)		(0.13)		(0.07)		(0.93)

Net asset value at end of period	$28.37		$27.91		$21.05		$19.14

Total return (e)	6.96%		33.27%		10.38%		10.12	%(f)

Net assets at end of period (000’s)	$1,224		$6,683		$103		$14

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.67%		1.56%		29.74%		176.77	%(g)
Ratio of net expenses to average net assets (h)	1.24%		1.24	%(i)	1.25	%(i)	1.24	%(g)
Ratio of net investment income (loss) to average net assets (h)	(0.01)%		(0.02)%		0.31%		0.36	%(g)
Portfolio turnover rate (j)	32%		13%		23%		24	%(f)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.
(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the year/period.
(c)	Amount rounds to less than $0.01.
(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.
(e)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect sales load.
(f)	Not annualized.
(g)	Annualized.
(h)	Ratio was determined after fee reductions and/or, recoupments and/or expense reimbursements (Note 4).
(i)	Includes 0.00%(k) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).
(j)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(k)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

16

LYRICAL U.S. VALUE EQUITY FUND

C CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended Nov. 30, 2025	Year Ended Nov. 30, 2024		Year Ended Nov. 30, 2023		Period Ended Nov. 30, 2022 (a)
Net asset value at beginning of period	$27.53	$20.85		$19.08		$18.23

Income (loss) from investment operations:
Net investment loss (b)	(0.21)	(0.19)		(0.07)		(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.90	6.93		1.89		1.81	(c)
Total from investment operations	1.69	6.74		1.82		1.78

Less distributions from:
Net investment income	—	(0.03)		(0.05)		—
Net realized gains	(1.48)	(0.03)		—		(0.93)
Total distributions	(1.48)	(0.06)		(0.05)		(0.93)

Net asset value at end of period	$27.74	$27.53		$20.85		$19.08

Total return (d)	6.15%	32.33%		9.56%		9.79	%(e)

Net assets at end of period (000’s)	$4,310	$3,082		$1,292		$31

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.56%	2.88%		6.64%		196.90	%(f)
Ratio of net expenses to average net assets (g)	1.99%	1.99	%(h)	2.00	%(h)	1.99	%(f)
Ratio of net investment loss to average net assets (g)	(0.76)%	(0.77)%		(0.38)%		(0.36	)%(f)
Portfolio turnover rate (i)	32%	13%		23%		24	%(e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the year/period.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/ or reimbursed expenses (Note 4). Calculation does not reflect CDSC.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after fee reductions and/or recoupments and/or, expense reimbursements.
(h)	Includes 0.00%(j) and 0.01% of borrowing costs for 2024 and 2023, respectively (Note 5).
(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(j)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

17

LYRICAL INTERNATIONAL VALUE EQUITY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year Ended Nov. 30, 2025		Year Ended Nov. 30, 2024	Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021
Net asset value at beginning of year	$12.09		$11.13	$11.19		$12.03	$11.02

Income (loss) from investment operations:
Net investment income (a)	0.39		0.18	0.18		0.11	0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	2.72		0.96	0.09		(0.94)	1.69
Total from investment operations	3.11		1.14	0.27		(0.83)	1.74

Less distributions from:
Net investment income	(0.39)		(0.18)	(0.33)		—	(0.05)
Net realized gains	(0.68)		—	—		(0.01)	(0.68)
Total distributions	(1.07)		(0.18)	(0.33)		(0.01)	(0.73)

Net asset value at end of year	$14.13		$12.09	$11.13		$11.19	$12.03

Total return (b)	26.77%		10.28%	2.52%		(6.88)%	15.84%

Net assets at end of year (000’s)	$9,297		$12,216	$11,241		$1,266	$1,355

Ratios/supplementary data:
Ratio of total expenses to average net assets	4.44%		2.87%	3.48%		12.32%	11.34%
Ratio of net expenses to average net assets (c)	1.04	%(d)	0.99%	1.00	%(d)	0.99%	0.99%
Ratio of net investment income to average net assets (c)	3.05%		1.46%	1.62%		1.00%	0.36%
Portfolio turnover rate (e)	109%		31%	40%		33%	34%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(d)	Includes 0.05% and 0.01% of borrowing costs for 2025 and 2023, respectively (Note 5).
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

18

LYRICAL INTERNATIONAL VALUE EQUITY FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year Ended Nov. 30, 2025		Year Ended Nov. 30, 2024	Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021
Net asset value at beginning of year	$12.05		$11.07	$11.13		$12.00	$11.00

Income (loss) from investment operations:
Net investment income (a)	0.28		0.15	0.12		0.08	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	2.79		0.96	0.12		(0.94)	1.69
Total from investment operations	3.07		1.11	0.24		(0.86)	1.71

Less distributions from:
Net investment income	(0.36)		(0.13)	(0.30)		—	(0.03)
Net realized gains	(0.68)		—	—		(0.01)	(0.68)
Total distributions	(1.04)		(0.13)	(0.30)		(0.01)	(0.71)

Net asset value at end of year	$14.08		$12.05	$11.07		$11.13	$12.00

Total return (b)	26.47%		10.06%	2.27%		(7.15)%	0.16%

Net assets at end of year (000’s)	$624		$451	$320		$947	$1,127

Ratios/supplementary data:
Ratio of total expenses to average net assets	9.91%		6.79%	6.00%		12.90%	11.70%
Ratio of net expenses to average net assets (c)	1.32	%(d)	1.24%	1.25	%(d)	1.24%	1.24%
Ratio of net investment income to average net assets (c)	2.10%		1.27%	1.08%		0.76%	0.16%
Portfolio turnover rate (e)	109%		31%	40%		33%	34%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and/or reimbursed expenses. (Note 4)
(c)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(d)	Includes 0.08% and 0.01% of borrowing costs for 2025 and 2023, respectively (Note 5).
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

19

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical International Value Equity Fund commenced operations on March 2, 2020.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund currently offers Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/ or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment). The U.S. Value Equity Fund also offers A Class shares (sold subject to an initial maximum front end sales load of 5.75% and a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to A Class shares, and requiring a $1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged, but a 1.00% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months) and C Class shares (sold subject to a CDSC fee of 1.00% if the shares are redeemed within 12 months after the original purchase of the shares and a distribution and/or shareholder servicing fee of up to 1.00% of the average daily net assets attributable to C Class shares, and requiring a $1,000 initial investment) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

Prior to June 30, 2025, Lyrical International Value Equity Fund offered A Class and C Class shares (as described above). Effective June 5, 2025, the Lyrical International Value Equity Fund terminated the public offering of its A Class and C Class shares and discontinued the operations of the A Class and C Class shares of the Fund effective June 30, 2025. The A Class and C Class shares of the Fund were no longer available for purchase and, at the close of business on June 30, 2025, all outstanding A Class and C Class shares of the Fund were redeemed at the net asset value per share of A Class and C Class shares, respectively.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

20

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Segment Reporting – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Lyrical Asset Management L.P. (the “Adviser”). Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Funds’ financial statements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser, as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade

21

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of each Fund’s investments by the inputs used to value the investments as of November 30, 2025:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,114,857,604	$—	$—	$1,114,857,604
Money Market Funds	24,446,713	—	—	24,446,713
Total	$1,139,304,317	$—	$—	$1,139,304,317

22

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Lyrical International Value Equity Fund	Level 1	Level 2		Level 3	Total
Common Stocks	$2,200,429	$7,547,771	*	$—	$9,748,200
Money Market Funds	182,434	—		—	182,434
Total	$2,382,863	$7,547,771		$—	$9,930,634

*	With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended November 30, 2025.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

23

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses. For the year ended November 30, 2025, class specific expenses were as follows:

Lyrical U.S. Value Equity Fund
Expenses	Institutional	Investor	A Class	C Class	Total
Distribution fees	$—	$25,689	$12,488	$34,902	$73,079
Registration and filing fees	63,128	16,222	6,284	5,711	91,345
Transfer Agent fees	122,993	21,792	16,407	15,230	176,422

Lyrical International Value Equity Fund
Expenses	Institutional	Investor	A Class	C Class	Total
Distribution fees	$—	$1,356	$10	$38	$1,404
Registration and filing fees	8,218	3,038	2,612	2,612	16,480
Transfer Agent fees	14,600	14,076	8,084	8,084	44,844

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal

24

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The tax character of distributions paid to shareholders by the Funds during the years ended November 30, 2025 and 2024 was as follows:

	Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Lyrical U.S. Value Equity Fund	11/30/2025	$2,193,283	$56,288,073	$58,481,356
	11/30/2024	$2,681,605	$1,167,998	$3,849,603

Lyrical International Value Equity Fund	11/30/2025	$408,813	$457,129	$865,942
	11/30/2024	$186,765	$—	$186,765

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

25

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2025:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Tax cost of investments	$811,583,294	$9,155,998
Gross unrealized appreciation	$384,332,172	$1,295,744
Gross unrealized depreciation	(56,611,149)	(521,108)
Net unrealized appreciation (depreciation)	327,721,023	774,636
Net unrealized appreciation on foreign currency translation	—	4,141
Undistributed ordinary income	1,822,731	107,260
Accumulated capital and other losses	(1,263,193)	—
Distributable earnings	$328,280,561	$886,037

The difference between the federal income tax cost of portfolio investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales, taxable corporate actions, and holdings classified as passive foreign investment companies.

For the year ended November 30, 2025, Lyrical International Value Equity Fund utilized $259,606 of long-term capital loss carryforwards against current year gains.

Capital losses incurred after October 31, 2025 are deemed to arise on the first day of the Funds’ next taxable year. For the year ended November 30, 2025, Lyrical U.S. Value Equity Fund deferred $1,263,193 to December 1, 2025 for income tax purposes.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended November 30, 2025, the Funds did not incur any interest or penalties.

26

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended November 30, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $341,951,347 and $416,341,577, respectively, for Lyrical U.S. Value Equity Fund and $8,319,727 and $11,854,390, respectively, for Lyrical International Value Equity Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.85% of average daily net assets. During the year ended November 30, 2025, the Adviser earned $9,218,725 and $61,111 of fees under the Investment Advisory Agreement for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until April 1, 2027, to reduce management fees and reimburse other operating expenses to limit total annual operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Institutional Class	Investor Class	A Class	C Class
0.99%	1.24%	1.24%	1.99%

Accordingly, during the year ended November 30, 2025, the Adviser reduced fees and reimbursed other operating expenses of $99,965 for Lyrical U.S. Value Equity Fund and $294,292 for Lyrical International Value Equity Fund of which $21,376 is related to the A Class and C Class Shares combined and is therefore no longer recoverable. During the year ended November 30, 2025 the Lyrical U.S. Value Equity Fund recouped $131,236 of prior years’ management fee reductions.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect,

27

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

	November 30, 2026	November 30, 2027	November 30, 2028	Total
Lyrical U.S. Value Equity Fund	$264,225	$153,762	$99,965	$517,952
Lyrical International Value Equity Fund	$260,172	$253,265	$272,916	$786,353

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class, A Class and C Class shares of each Fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving in such capacities.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class, A Class and C Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares and A Class shares, and 1.00% of each Fund’s average daily net assets allocable

28

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. Effective June 30, 2025, Lyrical International Equity Fund liquidated its A Class and C Class Shares.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNERS	% Ownership
Lyrical International Value Equity Fund
UCSF Foundation	71%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. During the year ended November 30, 2025, Lyrical International Value Equity Fund incurred borrowing costs in the amount of $3,541.

6. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2025, Lyrical U.S. Value Equity Fund had 35.5% of the value of its net assets invested in stocks within the Technology sector and Lyrical International Value Equity Fund had 28.6% of the value of its net assets invested in stocks within the Industrials sector.

29

LYRICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The Funds paid the following distributions to shareholders subsequent to November 30, 2025:

			Per Share
	Record		Ordinary
	Date	Ex-Date	Income
Lyrical U.S. Value Equity Fund
Institutional Class	12/29/2025	12/30/2025	$0.0533

Lyrical International Value Equity Fund
Institutional Class	12/29/2025	12/30/2025	0.1788
Investor Class	12/29/2025	12/30/2025	0.1476

30

LYRICAL FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund and Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (the “Funds”), each a series of Ultimus Managers Trust, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years and periods ended November 30, 2022, and prior, were audited by other auditors whose report dated January 26, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and

31

LYRICAL FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2026

32

LYRICAL FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

33

LYRICAL FUNDS

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended November 30, 2025 Lyrical U.S. Value Equity Fund and Lyrical International Value Fund designated $56,288,073 and $457,129, respectively, as long-term capital gain distributions.

Qualified Dividend Income – Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund designates 100.00% and 46.41%, respectively, of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the fiscal year ended November 30, 2025, the percentage of ordinary income dividends qualified for the corporate dividends receivable deduction for Lyrical U.S Value Equity Fund was 100.00%.

Lyrical International Value Equity Fund intends to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Fund’s foreign source income per share was $0.4999 and the foreign tax expenses per share was $0.0602. The passthrough of the foreign tax credit will only affect those persons who are shareholders on the dividend date of record. These shareholders will receive more detailed information with their 2025 Form 1099-DIV.

34

Q3 All-Season Systematic Opportunities Fund

Institutional Class (QASOX)

C Class (QCSOX)

Q3 All-Season Tactical Fund

Institutional Class (QAITX)

C Class (QACTX)

Annual Financial Statements and Additional Information

November 30, 2025

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
November 30, 2025
EXCHANGE-TRADED FUNDS — 78.1%	Shares	Value
Fixed Income — 78.1%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (Cost $210,474,350)	4,189,243	$211,012,170

MONEY MARKET FUNDS — 3.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (a) (Cost $10,063,981)	10,063,981	$10,063,981

Investments at Value — 81.8% (Cost $220,538,331)		$221,076,151

Other Assets in Excess of Liabilities — 18.2%		49,178,824

Net Assets — 100.0%		$270,254,975

(a)	The rate shown is the 7-day effective yield as of November 30, 2025.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2025
EXCHANGE-TRADED FUNDS — 73.0%	Shares	Value
Fixed Income — 73.0%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (Cost $18,085,065)	360,130	$18,139,748

MONEY MARKET FUNDS — 1.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (a) (Cost $403,130)	403,130	$403,130

Investments at Value — 74.6% (Cost $18,488,195)		$18,542,878

Other Assets in Excess of Liabilities — 25.4%		6,323,288

Net Assets — 100.0%		$24,866,166

(a)	The rate shown is the 7-day effective yield as of November 30, 2025.

ETF - Exchange Traded Fund

SCHEDULE OF FUTURES CONTRACTS
FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation
Index Futures
NASDAQ 100 E-Mini Futures	49	12/19/2025	$24,972,360	$975,870

The average monthly notional value of futures contracts during the year ended November 30, 2025 was $24,436,143.

See accompanying notes to financial statements.

Q3 ALL-SEASON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025
	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
ASSETS
Investments in securities:
At cost	$220,538,331	$18,488,195
At value (Note 2)	$221,076,151	$18,542,878
Margin deposits for futures contracts (Note 2)	49,279,914	5,453,095
Variation margin receivable (Notes 2 & 5)	—	976,048
Receivable for capital shares sold	129,685	13,936
Dividends receivable	32,890	1,870
Other assets	18,817	9,816
Total assets	270,537,457	24,997,643

LIABILITIES
Payable for capital shares redeemed	17,260	98,137
Payable to Adviser (Note 4)	211,988	15,991
Payable to administrator (Note 4)	27,586	10,875
Accrued distribution fees (Note 4)	3,763	1,191
Other accrued expenses	21,885	5,283
Total liabilities	282,482	131,477

CONTINGENCIES AND COMITTMENTS (NOTE 8)	—	—

NET ASSETS	$270,254,975	$24,866,166

NET ASSETS CONSIST OF:
Paid-in capital	$234,060,722	$45,128,411
Distributable earnings (accumulated deficit)	36,194,253	(20,262,245)
NET ASSETS	$270,254,975	$24,866,166

See accompanying notes to financial statements.

Q3 ALL-SEASON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025 (Continued)
	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$267,663,341	$23,843,713
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	23,459,454	2,039,061
Net asset value, offering price and redemption price per share (Note 2)	$11.41	$11.69

C CLASS
Net assets applicable to C Class	$2,591,634	$1,022,453
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	230,514	92,162
Net asset value, offering price and redemption price per share (Note 2)	$11.24	$11.09

See accompanying notes to financial statements.

Q3 ALL-SEASON FUNDS
STATEMENTS OF OPERATIONS
Year Ended November 30, 2025
	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
INVESTMENT INCOME
Dividend income	$6,420,578	$1,325,236

EXPENSES
Management fees (Note 4)	1,998,335	373,817
Administration fees (Note 4)	180,632	47,971
Legal fees	59,652	50,854
Fund accounting fees (Note 4)	61,146	44,893
Registration and filing fees - Institutional Class	51,501	20,740
Registration and filing fees - C Class	8,085	9,074
Transfer agent fees (Note 4)	34,277	41,132
Trustees’ fees and expenses (Note 4)	24,430	24,430
Audit and tax services fees	17,982	18,282
Compliance fees and expenses (Note 4)	21,479	12,661
Distribution fees - C Class (Note 4)	17,004	12,363
Custody and bank service fees	18,803	7,205
Shareholder reporting expenses	11,295	12,129
Postage and supplies	6,516	5,766
Borrowing costs (Note 6)	5,621	2,102
Insurance	3,855	3,037
Other expenses	24,694	18,806
Total expenses	2,545,307	705,262
Management fees reduced by the adviser (Note 4)	—	(7,334)
Management fees recouped (Note 4)	168	—
Net expenses	2,545,475	697,928

NET INVESTMENT INCOME	3,875,103	627,308

See accompanying notes to financial statements.

Q3 ALL-SEASON FUNDS
STATEMENTS OF OPERATIONS
Year Ended November 30, 2025 (Continued)
	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains (losses) from:
Investments	$86,291	$8,017
Futures contracts (Note 5)	38,191,642	(1,647,095)
Net change in unrealized appreciation (depreciation) on:
Investments	537,820	54,683
Futures contracts (Note 5)	—	997,978
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS	38,815,753	(586,417)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,690,856	$40,891

See accompanying notes to financial statements.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended November 30, 2025	Year Ended November 30, 2024 (a)
FROM OPERATIONS
Net investment income	$3,875,103	$3,456,986
Net realized gains (losses) from:
Investments	86,291	8,149,112
Futures contracts (Note 5)	38,191,642	(911,569)
Net change in unrealized appreciation (depreciation) on:
Investments	537,820	(104,650)
Net increase in net assets resulting from operations	42,690,856	10,589,879

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(9,192,318)	(14,097,011)
C Class	(56,157)	—
Net decrease in net assets from distributions to shareholders	(9,248,475)	(14,097,011)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	140,833,114	121,811,355
Net asset value of shares issued in reinvestment of distributions to shareholders	9,071,453	14,086,682
Payments for shares redeemed	(92,742,154)	(113,097,501)
Payments for transfer to C Class	—	(1,000)
Net increase in Institutional Class net assets from capital share transactions	57,162,413	22,799,536

C Class
Proceeds from shares sold	1,334,176	1,009,715
Net asset value of shares issued in reinvestment of distributions to shareholders	56,157	—
Payments for shares redeemed	(83,294)	—
Proceeds received for transfer from Institutional Class	—	1,000
Net increase in C Class net assets from capital share transactions	1,307,039	1,010,715

TOTAL INCREASE IN NET ASSETS	91,911,833	20,303,119

NET ASSETS
Beginning of year	178,343,142	158,040,023
End of year	$270,254,975	$178,343,142

(a)	Except for C Class information, which represents the year from the commencement of C Class operations (October 18, 2024) through November 30, 2024.

See accompanying notes to financial statements.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended November 30, 2025	Year Ended November 30, 2024 (a)
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	13,540,448	12,803,697
Shares reinvested	952,884	1,508,191
Shares redeemed	(9,267,224)	(11,929,725)
Shares redeemed for transfer to C Class	—	(104)
Net increase in shares outstanding	5,226,108	2,382,059
Shares outstanding at beginning of year	18,233,346	15,851,287
Shares outstanding at end of year	23,459,454	18,233,346

C Class
Shares sold	130,019	103,625
Shares reinvested	5,905	—
Shares redeemed	(9,139)	—
Shares received for transfer from Institutional Class	—	104
Net increase in shares outstanding	126,785	103,729
Shares outstanding at beginning of year	103,729	—
Shares outstanding at end of year	230,514	103,729

(a)	Except for C Class information, which represents the year from the commencement of C Class operations (October 18, 2024) through November 30, 2024.

See accompanying notes to financial statements.

Q3 ALL-SEASON TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended November 30, 2025	Year Ended November 30, 2024
FROM OPERATIONS
Net investment income (loss)	$627,308	$(84,602)
Net realized gains (losses) from:
Investments	8,017	13,050,091
Futures contracts (Note 5)	(1,647,095)	(899,616)
Net change in unrealized appreciation (depreciation) on:
Investments	54,683	(2,504,690)
Futures contracts (Note 5)	997,978	(22,108)
Net increase in net assets resulting from operations	40,891	9,539,075

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(435,675)	—
C Class	(6,054)	—
Net decrease in net assets from distributions to shareholders	(441,729)	—

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	11,371,189	38,687,619
Net asset value of shares issued in reinvestment of distributions to shareholders	432,421	—
Payments for shares redeemed	(42,902,507)	(35,226,678)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(31,098,897)	3,460,941

C Class
Proceeds from shares sold	110,700	100,000
Net asset value of shares issued in reinvestment of distributions to shareholders	4,423	—
Payments for shares redeemed	(618,912)	(999,852)
Net decrease in C Class net assets from capital share transactions	(503,789)	(899,852)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,003,524)	12,100,164

NET ASSETS
Beginning of year	56,869,690	44,769,526
End of year	$24,866,166	$56,869,690

See accompanying notes to financial statements.

Q3 ALL-SEASON TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended November 30, 2025	Year Ended November 30, 2024
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	1,044,349	3,560,028
Shares reinvested	40,553	—
Shares redeemed	(3,939,622)	(3,261,966)
Net increase (decrease) in shares outstanding	(2,854,720)	298,062
Shares outstanding at beginning of year	4,893,781	4,595,719
Shares outstanding at end of year	2,039,061	4,893,781

C Class
Shares sold	10,079	10,310
Shares reinvested	437	—
Shares redeemed	(60,623)	(101,970)
Net decrease in shares outstanding	(50,107)	(91,660)
Shares outstanding at beginning of year	142,269	233,929
Shares outstanding at end of year	92,162	142,269

See accompanying notes to financial statements.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year Ended November 30, 2025		Year Ended November 30, 2024		Year Ended November 30, 2023		Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value at beginning of year	$9.73		$9.97		$9.40		$10.52	$9.94

Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.20		0.18		0.18		(0.03)	(0.13)
Net realized and unrealized gains (losses) on investments and futures contracts	2.00		0.45		0.47	(c)	(0.45)	0.71
Total from investment operations	2.20		0.63		0.65		(0.48)	0.58

Less distributions from:
Net investment income	(0.14)		(0.10)		—		—	—
Net realized gains	(0.38)		(0.77)		(0.08)		(0.64)	—
Total distributions	(0.52)		(0.87)		(0.08)		(0.64)	—

Net asset value at end of year	$11.41		$9.73		$9.97		$9.40	$10.52

Total return (d)	23.69%		6.72%		6.92%		(5.14)%	5.83%

Net assets at end of year (000’s)	$267,663		$177,336		$158,040		$3,431	$6,048

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.26%		1.24%		1.40%		5.46%	4.20%
Ratio of net expenses to average net assets (e)(f)	1.26	%(g)	1.28%		1.83%		1.94%	1.94%
Ratio of net investment income (loss) to average net assets (b)(e)(f)	1.95%		1.94%		1.78%		(0.34)%	(1.19)%
Portfolio turnover rate (h)	147%		8158	%(i)	6171	%(i)	517%	441%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the year.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(f)	Ratio was determined after fee reductions and/or expense reimbursements/recoupments (Note 4).
(g)	Includes 0.00%(j) of borrowing costs for the year ended November 30, 2025 (Note 6).
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(i)	Given market conditions during the year, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.
(j)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND

C SHARE CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended November 30, 2025		Period Ended November 30, 2024 (a)
Net asset value at beginning of period	$9.71		$9.61

Income from investment operations:
Net investment income (b)(c)	0.05		0.02
Net realized and unrealized gains on investments and futures contracts	1.99		0.08
Total from investment operations	2.04		0.10

Less distributions from:
Net investment income	(0.13)		—
Net realized gains	(0.38)		—
Total distributions	(0.51)		—

Net asset value at end of period	$11.24		$9.71

Total return (d)	21.91%		1.04	%(e)

Net assets at end of period (000’s)	$2,592		$1,007

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	2.70%		3.15	%(g)
Ratio of net expenses to average net assets (f)(h)	2.71	%(i)	2.79	%(g)
Ratio of net investment income to average net assets (c)(f)(h)	0.44%		1.55	%(g)
Portfolio turnover rate (j)	147%		8158	%(e)(j)

(a)	Represents the year from the commencement of operations (October 18, 2024) through November 30, 2024.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Ratio was determined after fee reductions and/or expense reimbursements/recoupments (Note 4).
(i)	Includes 0.00%(l) of borrowing costs for the year ended November 30, 2025 (Note 6).
(j)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(k)	Given market conditions during the year, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was traded frequently.
(l)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

Q3 ALL-SEASON TACTICAL FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year Ended November 30, 2025		Year Ended November 30, 2024		Year Ended November 30, 2023		Year Ended November 30, 2022		Year Ended November 30, 2021
Net asset value at beginning of year	$11.31		$9.29		$8.45		$13.80		$12.06

Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.19		(0.01)		(0.01)		(0.06)		(0.09)
Net realized and unrealized gains (losses) on investments and futures contracts	0.33	(c)	2.03		0.85		(4.30)		2.72
Total from investment operations	0.52		2.02		0.84		(4.36)		2.63

Less distributions from:
Net investment income	(0.14)		—		—		—		—
Net realized gains	—		—		—		(0.99)		(0.89)
Total distributions	(0.14)		—		—		(0.99)		(0.89)

Net asset value at end of year	$11.69		$11.31		$9.29		$8.45		$13.80

Total return (d)	4.71%		21.74%		9.94%		(34.03)%		23.10	%(e)

Net assets at end of year (000’s)	$23,844		$55,340		$42,675		$50,871		$148,813

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.83	%(g)	1.58	%(g)	1.68	%(g)	1.36%		1.32%
Ratio of net investment income (loss) to average net assets (b)(f)	1.72%		(0.12)%		(0.05)%		(0.59)%		(0.73)%
Portfolio turnover rate (h)	42%		795	%(i)	2004	%(i)	3770	%(i)	1639	%(i)

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the year.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net assets value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.
(d)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(e)	During the year ended November 30, 2021, the Fund received a payment from the Adviser of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27%.

Q3 ALL-SEASON TACTICAL FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS (Continued)

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(g)	Includes 0.01%, 0.00%(j), and 0.06% of borrowing costs for the years ended November 30, 2025, 2024, and 2023, respectively (Note 6).
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(i)	Given market conditions during the year, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.
(j)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

Q3 ALL-SEASON TACTICAL FUND

C SHARE CLASS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended November 30, 2025		Year Ended November 30, 2024		Year Ended November 30, 2023		Year Ended November 30, 2022		Period Ended November 30, 2021 (a)
Net asset value at beginning of period	$10.76		$8.95		$8.25		$13.65		$11.53

Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.06		(0.15)		(0.12)		(0.17)		(0.22)
Net realized and unrealized gains (losses) on investments and futures contracts	0.32	(d)	1.96		0.82		(4.24)		2.34
Total from investment operations	0.38		1.81		0.70		(4.41)		2.12

Less distributions from:
Net investment income	(0.05)		—		—		—		—
Net realized gains	—		—		—		(0.99)		—
Total distributions	(0.05)		—		—		(0.99)		—

Net asset value at end of period	$11.09		$10.76		$8.95		$8.25		$13.65

Total return (e)	3.57%		20.22%		8.48%		(34.82)%		18.39	%(f)(g)

Net assets at end of period (000’s)	$1,022		$1,530		$2,094		$2,690		$3,260

Ratios/supplementary data:
Ratio of total expenses to average net assets (h)	3.54%		3.05%		3.03%		2.65%		2.72	%(j)
Ratio of net expenses to average net assets (h)(k)	2.95	%(i)	2.94	%(i)	3.03	%(i)	2.65%		2.72	%(j)
Ratio of net investment income (loss) to average net assets (c)(h)(k)	0.55%		(1.46)%		(1.42)%		(1.73)%		(2.42	)%(j)
Portfolio turnover rate (l)	42%		795	%(m)	2004	%(m)	3770	%(m)	1639	%(g)(m)

(a)	Represents the year from the commencement of operations (March 18, 2021) through November 30, 2021.
(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net assets value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.
(e)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(f)	During the period ended November 30, 2021, the Fund received a payment from the Adviser of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27% (Note 4).
(g)	Not annualized.

Q3 ALL-SEASON TACTICAL FUND

C SHARE CLASS

FINANCIAL HIGHLIGHTS (Continued)

(h)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(i)	Includes 0.01%, 0.00%(n), and 0.06% of borrowing costs for the years ended November 30, 2025, 2024, and 2023, respectively (Note 6).
(j)	Annualized.
(k)	Ratio was determined after fee reductions (Note 4).
(l)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(m)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was traded frequently.
(n)	Amount rounds to less than 0.005%.

See accompanying notes to financial statements.

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

1. Organization

Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 30, 2019. The Funds may at times invest in other investment companies which would make them “funds of funds”.

Q3 All-Season Systematic Opportunities Fund seeks to achieve capital appreciation.

Q3 All-Season Tactical Fund seeks a positive rate of return over a calendar year regardless of market conditions.

The Q3 All-Season Systematic Opportunities Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio.

The Q3 All-Season Tactical Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The intent of ASU 2023-07 is, through segment disclosures, to enable investors to better understand an entity’s overall performance. Q3 Asset Management Corporation, the

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Fund’s investment adviser, (the “Adviser”) acts as the Funds chief operating decision maker (“CODM”). The CODM has determined that the Funds have a single operating segment as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Funds, which is consistent with the results presented in each Fund’s Schedules of Investments and Futures Contracts, Statements of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Funds’ financial statements.

Securities and futures valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds value their exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for futures contracts are monitored daily by the Adviser, as the Funds’ valuation designee, until the close of regular trading to determine is fair valuation is required. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of November 30, 2025:

Q3 All-Season Systematic Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$211,012,170	$—	$—	$211,012,170
Money Market Funds	10,063,981	—	—	10,063,981
Total	$221,076,151	$—	$—	$221,076,151

Q3 All-Season Tactical Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$18,139,748	$—	$—	$18,139,748
Money Market Funds	403,130	—	—	403,130
Total	$18,542,878	$—	$—	$18,542,878

Other Financial Instruments
Futures Contracts	$975,870	$—	$—	$975,870
Total	$975,870	$—	$—	$975,870

The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended November 30, 2025. Other Financial Instruments are futures contracts which are valued at the unrealized appreciation (depreciation) as of November 30, 2025.

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees and registration and filing fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders for Q3 All-Season Tactical Fund and annually for Q3 All-Season Systematic Opportunities Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the years ended November 30, 2025 and 2024 was as follows:

	Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Q3 All-Season Systematic Opportunities Fund	11/30/2025	$9,248,475	$—	$9,248,475
	11/30/2024	$14,045,899	$51,112	$14,097,011

Q3 All-Season Tactical Fund	11/30/2025	$441,729	$—	$441,729
	11/30/2024	$—	$—	$—

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Futures contracts – The Funds use futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Funds purchase or sell a futures contract, no price is paid to or received by the Funds. Instead, the Funds are required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying asset. The Funds recognize an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2025:

	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
Tax cost of investments	$220,538,331	$18,488,195
Gross unrealized appreciation	$551,317	$54,683
Gross unrealized depreciation	(13,497)	—
Net unrealized appreciation	537,820	54,683
Undistributed ordinary income	13,158,297	41,922
Undistributed long-term capital gains	22,914,985	—
Accumulated capital and other losses	(416,849)	(20,358,850)
Distributable earnings (accumulated deficit)	$36,194,253	$(20,262,245)

During the year ended November 30, 2025, Q3 All-Season Systematic Opportunities Fund utilized $96,234 of short-term capital loss carryforwards (“CLCFs”) against current year realized capital gains.

As of November 30, 2025, Q3 All-season Systematic Opportunities Fund had short-term CLCFs for income tax purposes in the amount of $416,849. As a result of an ownership change, Q3 All-Season Systematic Opportunities Fund is eligible to utilize this amount to offset the current and future net realized capital gains, if any, subject to an annual limitation under Code Section 382 of $96,234. As of November 30, 2025, Q3 All-Season Tactical Fund had short-term and long-term CLCFs for income tax purposes in the amounts of $19,416,345 and $942,505, respectively. These CLCFs, which do not expire, may be utilized in the future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended November 30, 2025, the Funds did not incur any interest or penalties.

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

For the year ended November 30, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $326,649,591, and $116,260,842, respectively, for Q3 All-Season Systematic Opportunities Fund and $22,095,989 and $4,018,708, respectively, for Q3 All-Season Tactical Fund.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of average daily net assets. During the year ended November 30, 2025, the Adviser earned $1,998,335 and $373,817 of fees under the Investment Management Agreement for Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of the Q3 All-Season Tactical Fund and the All-Season Systematic Opportunities Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class, if applicable:

All-Season Systematic Opportunities Fund
Institutional Class	C Class
1.79%	2.79%

All-Season Tactical Fund
Institutional Class	C Class
1.94%	2.94%

Accordingly, during the year ended November 30, 2025, the Adviser reduced management fees in the amount of $7,334 for Q3 All-Season Tactical Fund.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of thirty-six months after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

reductions and reimbursements) to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the year ended November 30, 2025, the Adviser recouped $168 of prior years’ management fee reductions and expense reimbursements from the Q3 All-Season Systematic Opportunities Fund. As of November 30, 2025, the Adviser may seek repayments of management fee reductions and expense reimbursement no later than below:

Q3 All-Season Tactical Fund
November 30, 2027	$1,815
November 30, 2028	7,334
Total	$9,149

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the C Class shares of each fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving such capacities.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits C Class shares of the Funds to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 1.00% of the Funds’ average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the year ended

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2025, the C Class shares incurred $17,004 and $12,363 of distribution fees under the Plan for the Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund, respectively.

ADMINISTRATIVE SERVICES PLAN

The Trust has adopted an Administrative Services Plan (the “Administrative Service Plan”) for the Institutional Shares of the Funds. The Administrative Service Plan allows the Funds to use the net assets of the Institutional Shares to pay financial intermediaries that provide services relating to Institutional Shares. The Administrative Service Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share shareholders. The Administrative Service Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Institutional Shares. During the year ended November 30, 2025, no fees were incurred by the Funds under the Administrative Service Plan.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Q3 All-Season Systematic Opportunities Fund
E*TRADE Savings Bank (for the benefit of its customers)	44%

Q3 All-Season Tactical Fund
E*TRADE Savings Bank (for the benefit of its customers)	60%
Charles Schwab & Co., Inc. (for the benefit of its customers)	29%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

The Q3 All-Season Systematic Opportunites Fund and Q3 All-Season Tactical Fund positions in derivative instruments as of November 30, 2025 are recorded in the following location on the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable

The following table sets forth the values of variation margin of the Q3 All-Season Tactical Fund as of November 30, 2025:

Q3 All-Season Tactical Fund
	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Futures contracts
Index	$976,048	$—	$976,048
Total	$976,048	$—	$976,048

The Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund transactions in derivative instruments during the year ended November 30, 2025 are recorded in the following locations on the Statements of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from long futures contracts and short futures contracts
Net change in unrealized appreciation (depreciation) on long futures contracts and short futures contracts

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Q3 All-Season Systematic Opportunities Fund and Q3-All Season Tactical Fund net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statements of Operations during the year ended November 30, 2025:

Type of Derivative and Risk	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Q3 All-Season Systematic Opportunities Fund
Futures contracts
Index	$38,191,642	$—
Total	$38,191,642	$—

Q3 All-Season Tactical Fund
Futures contracts
Index	$(276,775)	$958,846
Treasury	(1,370,320)	39,132
Total	$(1,647,095)	$997,978

6. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the year ended November 30, 2025, the Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund incurred $5,621 and $2,102 of borrowing costs charged by the custodian, respectively.

7. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2025, Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund had 78.1% and 73.0%, respectively, of the value of its net assets invested in BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (XHLF). The financial statements for XHLF can be found at www.sec.gov.

Q3 ALL-SEASON FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the following:

On December 23, 2025, the Funds distributed the following to shareholders of record as of December 22, 2025:

	Income Per Share	Short-Term Capital Gain Per Share	Long-Term Capital Gain Per Share
Q3 All-Season Systematic Opportunities Fund - Institutional Class	$0.1409	$0.3864	$0.9164
Q3 All-Season Systematic Opportunities Fund - C Class	$0.0275	$0.3864	$0.9164
Q3 All-Season Tactical Fund - Institutional Class	$0.0264	$—	$—
Q3 All-Season Tactical Fund - C Class	$0.0097	$—	$—

Q3 ALL-SEASON FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund and Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and schedule of futures contracts, of Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund (the “Funds”), each a series of Ultimus Managers Trust, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years and periods ended November 30, 2022, and prior, were audited by other auditors whose report dated January 26, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodians and broker. Our audits also included evaluating the accounting

Q3 ALL-SEASON FUNDS

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2026

Q3 ALL-SEASON FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Q3 All-Season Systematic Opportunities Fund’s (the “Systematic Opportunities Fund”) and the Q3 All-Season Tactical Fund’s (the “Tactical Fund”, together with the Systematic Opportunities Fund, the “Funds”) Investment Advisory Agreement with Q3 Asset Management Corporation (the “Adviser” or “Q3”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 20-21, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Funds. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Funds; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Funds; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser from its relationship with the Funds and (6) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Q3 ALL-SEASON FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Q3, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Q3, the Board took into account its familiarity with Q3’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Q3’s compliance policies and procedures based on discussion with Q3 and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Q3’s role in coordinating the activities of the Funds’ other service providers, was also considered. They also noted that Q3 had no affiliated entities. The Board discussed the nature and extent of the services provided by Q3 including, without limitation, Q3’s provision of a continuous investment program for the Funds. The Board considered the qualifications and experience of Q3’s portfolio management which were responsible for the day-to-day management of the Funds. The Board also considered Q3’s succession planning for the portfolio managers of the Funds. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by Q3 under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for each Q3 Fund with various comparative data. In particular, the Board compared each Q3 Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and fees charged to Q3’s other client accounts. In reviewing the comparison in fees and expense ratios between each Q3 Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of each Q3 Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Q3’s commitment to limit each Q3 Fund’s expenses under the expense limitation agreement until at least March 31, 2027. The Board noted that the 1.00% advisory fee for the Systematic Opportunities Fund was equal to the median for the other funds in its Broadridge custom peer group and that the overall net expense ratio for the Systematic Opportunities Fund was below the peer group median. The Board further noted that the 1.00% advisory fee for the Q3 Tactical Fund was also equal to the median for the other funds in its Broadridge peer group and that the Q3 Tactical Fund’s overall net expense ratio was higher than the median expense ratio for the other funds in the custom peer group. The Board noted, however, Q3’s assertion that a peer group comparison was difficult to compile for the Funds due to the nature of tactical investing, as discussed in its 15(c) responses and presentation.

Q3 ALL-SEASON FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board also compared the fees paid by the Q3 Funds to the fees paid by other clients of Q3 and considered the similarities and differences in services received by such other clients as compared to the services received by the Q3 Funds. The Board noted that each Q3 Fund’s fees were lower than the fees charged to Q3’s separately managed account clients.

Fund Performance

The Board also considered, among other data, each Q3 Fund’s performance results during certain periods ended July 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about each Q3 Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Systematic Opportunities Fund’s performance was in the first quartiles for the one-, three- and five-year periods, respectively, and above the peer group median for each of those time periods. The Board noted that the Tactical Fund was in the fourth, third and fourth quartiles for the one-, three-and five-year periods, respectively, and below the peer group median for each of those time periods. The Board took into account the current market conditions in the equity, bond and Treasury markets and their impact on each Q3 Fund’s performance as discussed with Q3 during its presentation.

Economies of Scale

The Board also considered the effect of each Q3 Fund’s growth and size on its performance and expenses. The Board noted that Q3 limited fees and/or reimbursed expenses for each Q3 Fund in order to reduce the Q3 Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of a Q3 Fund increased. The Board noted that the advisory fee schedule for each Q3 Fund currently did not have breakpoints, and considered the Q3’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if a Q3 Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Q3 and the direct and indirect benefits derived by Q3 from its relationship with the Q3 Funds. The information considered by the Board included operating profit margin information for Q3’s business as a whole. The Board considered Q3’s commitment to contractually limit each Q3 Fund’s net operating expenses. The Board reviewed the profitability of Q3’s relationship with each Q3 Fund both before and after tax expenses, and also considered whether Q3 has the financial wherewithal to continue to provide services to the Q3 Funds, noting its ongoing commitment to provide support and resources to each Fund as needed.

Q3 ALL-SEASON FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Fall-Out Benefits

The Board also noted that Q3 derives benefits to its reputation and other benefits from its association with the Q3 Funds. The Board recognized that Q3 should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Q3 Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Q3’s level of profitability, if any, from its relationship with each Q3 Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Q3 demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Q3 maintains an appropriate compliance program; (c) the overall performance of each Q3 Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Q3 Funds’ advisory fees are reasonable in light of the services received by the Funds from Q3 and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Q3 Fund that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Q3 All-Season Active Rotation ETF

(QVOY)

Annual Financial Statements and Additional Information

November 30, 2025

Q3 ALL-SEASON ACTIVE ROTATION ETF

SCHEDULE OF INVESTMENTS

November 30, 2025

EXCHANGE-TRADED FUNDS — 99.9%	Shares	Value
Commodity — 13.9%
abrdn Physical Platinum Shares ETF (a)	17,174	$2,620,581
KraneShares Global Carbon Strategy ETF (a)	70,100	2,398,822
SPDR Gold MiniShares Trust (a)	24,522	2,046,606
		7,066,009
Equity — 82.7%
Fidelity MSCI Health Care Index ETF	91,000	6,902,350
Invesco QQQ Trust, Series 1	11,000	6,811,750
SPDR Dow Jones Industrial Average ETF Trust	15,117	7,213,530
State Street SPDR S&P Biotech ETF	61,489	7,572,985
VanEck Oil Services ETF	24,234	7,018,409
Vanguard FTSE Pacific ETF	73,982	6,719,785
		42,238,809
Fixed Income — 3.3%
iShares 20+ Year Treasury Bond ETF	5,861	528,721
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,398	618,878
State Street SPDR Portfolio Mortgage Backed Bond ETF (a)	23,746	536,897
		1,684,496
Investments at Value — 99.9% (Cost $49,824,197)		$50,989,314

Other Assets in Excess of Liabilities — 0.1%		63,508

Net Assets — 100.0%		$51,052,822

(a)	Non-income producing security.

See accompanying notes to financial statements.

1

Q3 ALL-SEASON ACTIVE ROTATION ETF

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2025

ASSETS
Investments in securities:
At cost	$49,824,197
At value (Note 2)	$50,989,314
Cash equivalents (Note 2)	90,766
Dividends and interest receivable	9,257
Other assets	3,524
Total assets	51,092,861

LIABILITIES
Payable to Adviser (Note 4)	14,590
Payable to administrator (Note 4)	8,294
Other accrued expenses and liabilities	17,155
Total liabilities	40,039

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—

NET ASSETS	$51,052,822

NET ASSETS CONSIST OF:
Paid-in capital	$45,775,265
Distributable earnings	5,277,557
NET ASSETS	$51,052,822

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,770,000

Net asset value, offering price and redemption price per share (Note 2)	$28.84

See accompanying notes to financial statements.

2

Q3 ALL-SEASON ACTIVE ROTATION ETF

STATEMENT OF OPERATIONS

Year Ended November 30, 2025

INVESTMENT INCOME
Dividend income	$780,844
Interest income	19,562
800,406
EXPENSES
Management fees (Note 4)	320,555
Administration fees (Note 4)	71,613
Legal fees	31,735
Trustees’ fees and expenses (Note 4)	24,480
Custody fees	19,360
Fund accounting fees (Note 4)	18,127
Audit and tax services fees	17,260
Compliance fees (Note 4)	16,000
Transfer agent fees	12,707
Borrowing costs (Note 6)	8,887
Shareholder reporting expenses	8,059
Registration and filing fees	4,627
Other expenses	23,241
Total expenses	576,651
Management fees reduced by the adviser (Note 4)	(30,367)
Net expenses	546,284

NET INVESTMENT INCOME	254,122

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	3,764,015
Net realized gains from in-kind transactions (Note 3)	236,587
Net change in unrealized appreciation (depreciation) on investments	(421,477)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,579,125

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,833,247

See accompanying notes to financial statements.

3

Q3 ALL-SEASON ACTIVE ROTATION ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30, 2025	Year Ended November 30, 2024
FROM OPERATIONS
Net investment income	$254,122	$498,912
Net realized gains from investment transactions	3,764,015	6,286,313
Net realized gains from in-kind transactions (Note 3)	236,587	425,203
Net change in unrealized appreciation (depreciation) on investments	(421,477)	(356,486)
Net increase in net assets resulting from operations	3,833,247	6,853,942

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(5,765,760)	(4,338,720)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	14,480,066	20,330,790
Payments for shares redeemed	(25,211,762)	(30,788,451)
Net decrease in net assets from capital share transactions	(10,731,696)	(10,457,661)

TOTAL DECREASE IN NET ASSETS	(12,664,209)	(7,942,439)

NET ASSETS
Beginning of year	63,717,031	71,659,470
End of year	$51,052,822	$63,717,031

SHARE TRANSACTIONS
Shares issued	520,000	730,000
Shares redeemed	(960,000)	(1,110,000)
Net decrease in shares outstanding	(440,000)	(380,000)
Shares outstanding at beginning of year	2,210,000	2,590,000
Shares outstanding at end of year	1,770,000	2,210,000

See accompanying notes to financial statements.

4

Q3 ALL-SEASON ACTIVE ROTATION ETF

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Year Ended November 30, 2025		Year Ended November 30, 2024		Period Ended November 30, 2023 (a)
Net asset value at beginning of period	$28.83		$27.67		$25.00

Income from investment operations:
Net investment income (b)(c)	0.14		0.18		0.10
Net realized and unrealized gains on investments	2.62		2.63		2.68
Total from investment operations	2.76		2.81		2.78

Less distributions to shareholders from:
Net investment income	(0.16)		(0.05)		(0.11)
Net realized gains	(2.59)		(1.60)		—
Total distributions from shareholders	(2.75)		(1.65)		(0.11)

Net asset value at end of period	$28.84		$28.83		$27.67
Market price at end of period	$28.83		$28.81		$27.67

Total return (d)	10.71%		10.42%		11.19	%(e)
Total return at market (f)	10.76%		10.34%		11.19	%(e)

Net assets at end of period (000’s)	$51,053		$63,717		$71,659

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.17	%(h)	0.96	%(h)	1.08	%(h)(i)
Ratio of net expenses to average net assets (g)(j)	1.11	%(h)	0.96	%(h)	1.08	%(h)(i)
Ratio of net investment income to average net assets (c)(g)(j)	0.52%		0.64%		0.39	%(i)
Portfolio turnover rate (k)	674%		653%		581	%(e)

(a)	Represents the period from the commencement of operations (December 6, 2022) through November 30, 2023.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Not annualized.
(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

5

Q3 ALL-SEASON ACTIVE ROTATION ETF

FINANCIAL HIGHLIGHTS (Continued)

(g)	The ratios of expense and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(h)	Includes 0.02%, 0.02%, and 0.03%(i) of borrowing costs, for the periods ended November 30, 2025, 2024, and 2023, respectively (Note 6).
(i)	Annualized.
(j)	Ratio was determined after fee reductions (Note 4).
(k)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions (Note 3).

See accompanying notes to financial statements.

6

Q3 ALL-SEASON ACTIVE ROTATION ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2025

1. Organization

Q3 All-Season Active Rotation ETF (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 6, 2022. The Fund is a “fund of funds,” in that the Fund will generally invest in other investment companies.

The Fund is an exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to achieve long-term growth of capital.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”.) The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The intent of ASU 2023-07 is, through segment disclosures, to enable investors to better understand an entity’s overall performance. Q3 Asset Management Corporation, the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the

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Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the securities last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

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NOTES TO FINANCIAL STATEMENTS (Continued)

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$50,989,314	$—	$—	$50,989,314
Total	$50,989,314	$—	$—	$50,989,314

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended November 30, 2025.

Cash – The Fund’s cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balance reflected on the Statement of Assets and Liabilities for the Fund represents the amount held as of November 30, 2025.

Share valuation – Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

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Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the years ended November 30, 2025 and 2024 was as follows:

Year	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
11/30/2025	$5,765,663	$97	$5,765,760
11/30/2024	$4,338,720	$—	$4,338,720

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information was computed on a tax basis for each item as of November 30, 2025:

Tax cost of investments	$49,836,333
Gross unrealized appreciation	$1,219,664
Gross unrealized depreciation	(66,683)
Net unrealized appreciation	1,152,981
Undistributed ordinary income	4,124,576
Distributable earnings	$5,277,557

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NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

For the year ended November 30, 2025, the Fund reclassified $137,795 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share and were due to in-kind transactions and adjustments for holdings in grantor trusts. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended November 30, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended November 30, 2025, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, amounted to $338,155,443 and $343,626,534, respectively. Purchases and sales of in-kind transactions for the year ended November 30, 2025 amounted to $14,268,925 and $24,900,995, respectively. There were realized gains of $236,587 from in-kind transactions during the year ended November 30, 2025.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.65% of average daily net assets. During the year ended November 30, 2025, the Adviser earned $320,555 of fees under the Investment Advisory Agreement.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2026, to reduce the management fees and to reimburse Fund expenses to the extent necessary to limit Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.09% of the Fund’s shares. Accordingly, during the year ended November 30, 2025 the Adviser reduced its management fees in the amount of $30,367.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of 36 months after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

November 30, 2028	$30,367
Total	$30,367

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

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TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

5. Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor APs may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the Fund’s Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution,

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NOTES TO FINANCIAL STATEMENTS (Continued)

price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the year ended November 30, 2025, the Fund received $6,000 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	200 basis points (2.0)%

*	As a percentage of the amount invested.

6. Borrowing costs

From time to time the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the year ended November 30, 2025, the Fund incurred $8,887 in borrowing costs charged by the custodian.

7. Investments in Other Investments Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2025, the Fund had 99.9% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement

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NOTES TO FINANCIAL STATEMENTS (Continued)

that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On December 23, 2025 the Fund declared an ordinary dividend of $0.1656 per share and a short-term capital gain of $2.3373 per share to shareholders of record on December 23, 2025.

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Q3 ALL-SEASON ACTIVE ROTATION ETF

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Q3 All-Season Active Rotation ETF and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Q3 All-Season Active Rotation ETF (the “Fund”), a series of Ultimus Managers Trust, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period December 6, 2022 (commencement of operations) through November 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 6, 2022 (commencement of operations) through November 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

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Q3 ALL-SEASON ACTIVE ROTATION ETF

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2026

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Q3 ALL-SEASON ACTIVE ROTATION ETF

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Q3 All-Season Active Rotation ETF’s (the “Fund”) Investment Advisory Agreement with Q3 Asset Management Corporation (the “Adviser” or “Q3”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 20-21, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Q3, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Q3, the Board took into account its familiarity with Q3’s management through Board meetings, discussions and reports during the preceding year. The Board also took

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ADDITIONAL INFORMATION (Unaudited) (Continued)

into account Q3’s compliance policies and procedures based on discussion with Q3 and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Q3’s role in coordinating the activities of the Fund’s other service providers, was also considered. They also noted that Q3 had no affiliated entities. The Board discussed the nature and extent of the services provided by Q3 including, without limitation, Q3’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Q3’s portfolio management which were responsible for the day-to-day management of the Fund. The Board also considered Q3’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Q3 under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and fees charged to Q3’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Q3’s commitment to limit the Fund’s expenses under the expense limitation agreement until at least March 31, 2027. The Board noted that the 0.65% advisory fee for the Fund was equal to the median for other funds in its Broadridge custom peer group and that the overall net expense ratio, was above the peer group median. The Board noted, however, Q3’s assertion that a peer group comparison was difficult to compile for the Fund due to the nature of tactical investing, as discussed in its 15(c) responses and presentation.

The Board also compared the fees paid by the Fund to the fees paid by other clients of Q3 and considered the similarities and differences in services received by such other clients as compared to the services received by the Fund. The Board noted that the Fund’s fees were lower than the fees charged to Q3’s separately managed account clients.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2025, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s performance was in the second quartile for the one-year period and equal to the peer group median. The Board took into account the current market conditions in the equity, bond and Treasury markets and their impact on the Fund’s performance as discussed with Q3 during its presentation.

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Q3 ALL-SEASON ACTIVE ROTATION ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Q3 limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Q3’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Q3 and the direct and indirect benefits derived by Q3 from its relationship with the Fund. The information considered by the Board included operating profit margin information for Q3’s business as a whole. The Board considered Q3’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Q3’s relationship with the Fund both before and after tax expenses, and also considered whether Q3 has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Q3 derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Q3 should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Q3’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Q3 demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Q3 maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Q3 and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

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Q3 ALL-SEASON ACTIVE ROTATION ETF

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-348-1255, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge upon request by calling toll-free 1-888-348-1255, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-348-1255. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website at www.q3allseasonfunds.com.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended November 30, 2025 the Fund designated $97 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 7.01% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the fiscal year ended November 30, 2025, the percentage of ordinary income dividends qualified for the corporate dividends receivable deduction for the Fund was 2.49%.

21

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7 for Q3 All-Season Active Rotation ETF, Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund; not applicable for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics is filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	February 5, 2026

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	February 5, 2026

*	Print the name and title of each signing officer under his or her signature.